  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 1997
                                                               File No. 33-42484
                                                               File No. 811-6400

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 28 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 29              /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  DAVID G. LEE
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQUIRE                         JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                             1800 M STREET, N.W.
PHILADELPHIA, PENNSYLVANIA 19103                  WASHINGTON, D.C. 20036

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

============================================================================================================
 Title of Securities Being Registered     Amount Being           Proposed Maximum         Proposed Maximum
                                           Registered         Offering Price Per Unit    Aggregate Offering
                                                                                                Price
------------------------------------------------------------------------------------------------------------
     Units of beneficial interest           $44,889,600            $1.00 per share            $44,889,600
============================================================================================================

Registrant's AIG Money Market Fund had actual aggregate redemptions of $20,883,490,523 for its fiscal year ended October 31, 1996; has used $20,816,292,296 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $44,889,600 for reductions in its current amendment.

It is proposed that this filing become effective
(check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
    on [date] pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)
[_] on [date] pursuant to paragraph (a) of Rule 485

DECLARATION PURSUANT TO RULE 24F-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996 was filed on December 30, 1996.

THE ADVISORS' INNER CIRCLE FUND

CROSS REFERENCE SHEET

N-1A ITEM NO.                                                          LOCATION
= = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = =
PART A - Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund and Clover
         Capital Small Cap Value Fund
Item 1.      Cover Page                                                Cover Page
Item 2.      Synopsis                                                  Summary; Expense Summary
Item 3.      Condensed Financial Information                           Financial Highlights
Item 4.      General Description of Registrant                         The Fund and the Portfolios; Investment
                                                                       Objectives; Investment Policies; Risk Factors;
                                                                       Investment Limitations; General Information -
                                                                       The Fund
Item 5.      Management of the Fund                                    General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent; Portfolio Transactions; Expense
                                                                       Summary
Item 5A.     Management's Discussion of Fund                           **
             Performance
Item 6.      Capital Stock and Other Securities                        General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.      Purchase of Securities Being Offered                      Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase                                  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings                                 *
PART B - Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund and Clover
         Capital Small Cap Value Fund
Item 10.     Cover Page                                                Cover Page
Item 11.     Table of Contents                                         Table of Contents
Item 12.     General Information and History                           The Fund
Item 13.     Investment Objectives and Policies                        Investment Objective (Prospectus);
                                                                       Investment Policies (Prospectus); Investment
                                                                       Limitations
Item 14.     Management of the Registrant                              General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator

Item 15.     Control Persons and Principal                             Trustees and Officers of the
             Holders of Securities                                     Fund; 5% Shareholders
Item 16.     Investment Advisory and Other                             The Adviser (Prospectus and
             Services                                                  Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent
                                                                       (Prospectus); General Information - Counsel
                                                                       and Independent Public Accountants
                                                                       (Prospectus); Experts; General Information -
                                                                       Custodian (Prospectus)
Item 17.     Brokerage Allocation                                      Portfolio Transactions (Prospectus and
                                                                       Statement of Additional Information)
Item 18.     Capital Stock and Other Securities                        Description of Shares
Item 19.     Purchase, Redemption, and Pricing of                      Purchase and Redemption of
             Securities Being Offered                                  Shares (Prospectus and Statement of
                                                                       Additional Information); Determination of Net
                                                                       Asset Value
Item 20.     Tax Status                                                Taxes (Prospectus); Taxes
Item 21.     Underwriters                                              The Distributor
Item 22.     Calculation of Performance Data                           Computation of Yield and Total Return
Item 23.     Financial Statements                                      Financial Information

PART A - White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
Item 1.      Cover Page                                                Cover Page
Item 2.      Synopsis                                                  Summary; Expense Summary
Item 3.      Condensed Financial Information                           Financial Highlights
Item 4.      General Description of Registrant                         The Fund and the Portfolios; Investment
                                                                       Objectives and Policies; Risk Factors; Invest-
                                                                       ment Limitations; General Information - The
                                                                       Fund
Item 5.      Management of the Fund                                    General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent; Portfolio Transactions; Expense
                                                                       Summary
Item 5A.     Management's Discussion of Fund                           **
             Performance
Item 6.      Capital Stock and Other Securities                        General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.      Purchase of Securities Being Offered                      Purchase and Redemption of Shares

Item 8.      Redemption or Repurchase                                  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings                                 *

PART B - White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
Item 10.     Cover Page                                                Cover Page
Item 11.     Table of Contents                                         Table of Contents
Item 12.     General Information and History                           The Fund
Item 13.     Investment Objectives and Policies                        Investment Objectives and Policies (Pros
                                                                       pectus); Investment Limitations
Item 14.     Management of the Registrant                              General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.     Control Persons and Principal                             Trustees and Officers of the
             Holders of Securities                                     Fund; 5% Shareholders
Item 16.     Investment Advisory and Other                             The Adviser (Prospectus and
             Services                                                  Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent (Pros-
                                                                       pectus); General Information - Counsel and
                                                                       Independent Public Accountants (Prospectus);
                                                                       Experts; General Information - Custodian
                                                                       (Prospectus)
Item 17.     Brokerage Allocation                                      Portfolio Transactions (Prospectus and State-
                                                                       ment of Additional Information)
Item 18.     Capital Stock and Other Securities                        Description of Shares
Item 19.     Purchase, Redemption, and Pricing of                      Purchase and Redemption of
             Securities Being Offered                                  Shares (Prospectus and Statement of Addi-
                                                                       tional Information); Determination of Net
                                                                       Asset Value
Item 20.     Tax Status                                                Taxes (Prospectus); Taxes
Item 21.     Underwriters                                              The Distributor
Item 22.     Calculation of Performance                                Computation of
             Date                                                      Yield and Total Return
Item 23.     Financial Statements                                      Financial Information

PART A - HGK Fixed Income Fund
Item 1.      Cover Page                                                Cover Page
Item 2.      Synopsis                                                  Summary; Expense Summary
Item 3.      Condensed Financial Information                           Financial Highlights

Item 4.      General Description of Registrant                         The Fund and the Portfolio; Investment
                                                                       Objective and Policies; Investment
                                                                       Limitations; General Information - The Fund
Item 5.      Management of the Fund                                    General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent
Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings                                  The Adviser

PART B - HGK Fixed Income Fund
Item 10.    Cover Page                                                 Cover Page
Item 11.    Table of Contents                                          Table of Contents
Item 12.    General Information and History                            The Fund
Item 13.    Investment Objectives and Policies                         Investment Objective and Policies
                                                                       (Prospectus); Investment Limitations
Item 14.    Management of the Registrant                               General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.    Control Persons and Principal                              Trustees and Officers of the
            Holders of Securities                                      Fund
Item 16.    Investment Advisory and Other                              The Adviser (Prospectus and
            Services                                                   Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent
                                                                       (Prospectus); General Information - Counsel
                                                                       and Independent Public Accountants
                                                                       (Prospectus); General Information -
                                                                       Custodian (Prospectus)
Item 17.    Brokerage Allocation                                       Portfolio Transactions
Item 18.    Capital Stock and Other Securities                         Description of Shares
Item 19.    Purchase, Redemption, and Pricing of                       Purchase and Redemption of
            Securities Being Offered                                   Shares (Prospectus and Statement of
                                                                       Additional Information); Determination of Net
                                                                       Asset Value

Item 20.    Tax Status                                                 Taxes (Prospectus); Taxes
Item 21.    Underwriters                                               The Distributor
Item 22.    Calculation of Performance Data                            Computation of Yield and Total Return
Item 23.    Financial Statements                                       Financial Information

PART A - AIG Money Market Fund Class A Shares
Item 1.     Cover Page                                                 Cover Page
Item 2.     Synopsis                                                   Summary; Expense Summary
Item 3.     Condensed Financial Information                            Financial Highlights
Item 4.     General Description of Registrant                          The Fund and the Portfolio; Investment
                                                                       Objective and Policies; Investment
                                                                       Limitations; General Information - The Fund
Item 5.     Management of the Fund                                     General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent
Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings                                  *

PART A - AIG Money Market Fund Class B Shares
Item 1.     Cover Page                                                 Cover Page
Item 2.     Synopsis                                                   Summary; Expense Summary
Item 3.     Condensed Financial Information                            Financial Highlights
Item 4.     General Description of Registrant                          The Fund and the Portfolio; Investment
                                                                       Objective and Policies; Investment
                                                                       Limitations; General Information - The Fund
Item 5.     Management of the Fund                                     General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent
Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares

Item 9.     Pending Legal Proceedings                                  *


PART B - AIG Money Market Fund Class A and Class B Shares
Item 10.    Cover Page                                                 Cover Page
Item 11.    Table of Contents                                          Table of Contents
Item 12.    General Information and History                            The Fund
Item 13.    Investment Objectives and Policies                         Investment Objective and Policies
                                                                       (Prospectus); Investment Limitations
Item 14.    Management of the Registrant                               General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.    Control Persons and Principal                              Trustees and Officers of the
            Holders of Securities                                      Fund
Item 16.    Investment Advisory and Other                              The Adviser (Prospectus and
            Services                                                   Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent
                                                                       (Prospectus); General Information - Counsel
                                                                       and Independent Public Accountants (Pros
                                                                       pectus); General Information - Custodian
                                                                       (Prospectus)
Item 17.    Brokerage Allocation                                       Portfolio Transactions
Item 18.    Capital Stock and Other Securities                         Description of Shares
Item 19.    Purchase, Redemption, and Pricing of                       Purchase and Redemption of
            Securities Being Offered                                   Shares (Prospectus and Statement of Addi-
                                                                       tional Information); Determination of Net
                                                                       Asset Value
Item 20.    Tax Status                                                 Taxes (Prospectus); Taxes
Item 21.    Underwriters                                               The Distributor
Item 22.    Calculation of Performance Data                            Computation of Yield and Total Return
Item 23.    Financial Statements                                       Financial Information

PART A - FMC Select Fund
Item 1.     Cover Page                                                 Cover Page
Item 2.     Synopsis                                                   Summary; Expense Summary
Item 3.     Condensed Financial Information                            Financial Highlights
Item 4.     General Description of Registrant                          The Fund and the Portfolio; Investment
                                                                       Objective and Policies; Investment
                                                                       Limitations; General Information - The Fund

Item 5.     Management of the Fund                                     General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent

Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings                                  *

PART B - FMC Select Fund
Item 10.    Cover Page                                                 Cover Page
Item 11.    Table of Contents                                          Table of Contents
Item 12.    General Information and History                            The Fund
Item 13.    Investment Objectives and Policies                         Investment Objective and Policies
                                                                       (Prospectus); Investment Limitations
Item 14.    Management of the Registrant                               General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.    Control Persons and Principal                              Trustees and Officers of the
            Holders of Securities                                      Fund
Item 16.    Investment Advisory and Other                              The Adviser (Prospectus and
            Services                                                   Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent
                                                                       (Prospectus); General Information - Counsel
                                                                       and Independent Public Accountants
                                                                       (Prospectus); General Information -
                                                                       Custodian (Prospectus)
Item 17.    Brokerage Allocation                                       Portfolio Transactions
Item 18.    Capital Stock and Other Securities                         Description of Shares
Item 19.    Purchase, Redemption, and Pricing of                       Purchase and Redemption of
            Securities Being Offered                                   Shares (Prospectus and Statement of
                                                                       Additional Information); Determination of Net
                                                                       Asset Value
Item 20.    Tax Status                                                 Taxes (Prospectus); Taxes
Item 21.    Underwriters                                               The Distributor

Item 22.    Calculation of Performance Data                            Computation of Total Return
Item 23.    Financial Statements                                       Financial Information


PART A - CRA Realty Shares Portfolio
Item 1.     Cover Page                                                 Cover Page
Item 2.     Synopsis                                                   Summary; Expense Summary
Item 3.     Condensed Financial Information                            *
Item 4.     General Description of Registrant                          The Fund and the Portfolio; Investment
                                                                       Objective and Policies; Investment
                                                                       Limitations; General Information - The Fund
Item 5.     Management of the Fund                                     General Information - Trustees of the Fund;
                                                                       The Adviser; The Administrator; The Transfer
                                                                       Agent
Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings                                  *

PART B - CRA Realty Shares Portfolio
Item 10.    Cover Page                                                 Cover Page
Item 11.    Table of Contents                                          Table of Contents
Item 12.    General Information and History                            The Fund
Item 13.    Investment Objectives and Policies                         Investment Objective and Policies
                                                                       (Prospectus); Investment Limitations
Item 14.    Management of the Registrant                               General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.    Control Persons and Principal                              Trustees and Officers of the
            Holders of Securities                                      Fund
Item 16.    Investment Advisory and Other                              The Adviser (Prospectus and
            Services                                                   Statement of Additional Information); The
                                                                       Administrator (Prospectus and Statement of
                                                                       Additional Information); The Distributor
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent
                                                                       (Prospectus); General Information - Counsel
                                                                       and Independent Public Accountants

                                                                       (Prospectus); General Information -
                                                                       Custodian (Prospectus)
Item 17.    Brokerage Allocation                                       Portfolio Transactions
Item 18.    Capital Stock and Other Securities                         Description of Shares
Item 19.    Purchase, Redemption, and Pricing of                       Purchase and Redemption of
            Securities Being Offered                                   Shares (Prospectus and Statement of
                                                                       Additional Information); Determination of Net
                                                                       Asset Value
Item 20.    Tax Status                                                 Taxes (Prospectus); Taxes
Item 21.    Underwriters                                               The Distributor
Item 22.    Calculation of Performance Data                            Computation of Total Return
Item 23.    Financial Statements                                       Financial Information


PART A -    Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration
Portfolio
Item 1.     Cover Page                                                 Cover Page
Item 2.     Synopsis                                                   Summary; Expense Summary
Item 3.     Condensed Financial Information                            *
Item 4.     General Description of Registrant                          The Trust and the Portfolio; Investment
                                                                       Objectives and Policies; Investment
                                                                       Limitations; General Information - The Fund;
Item 5.     Management of the Fund                                     General Information - Trustees of the Fund;
                                                                       The Adviser; The Money Managers; The
                                                                       Administrator; The Transfer Agent
Item 5A.    Management's Discussion of Fund                            *
            Performance
Item 6.     Capital Stock and Other Securities                         General Information - Voting Rights; General
                                                                       Information - Shareholder Inquiries; General
                                                                       Information - Dividends and Distributions;
                                                                       Taxes
Item 7.     Purchase of Securities Being Offered                       Purchase and Redemption of Shares
Item 8.     Redemption or Repurchase                                   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings                                  *


PART B -    Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration
Portfolio
Item 10.    Cover Page                                                 Cover Page
Item 11.    Table of Contents                                          Table of Contents
Item 12.    General Information and History                            The Fund
Item 13.    Investment Objectives and Policies                         Investment Objectives and Policies
                                                                       (Prospectus); Investment Limitations

Item 14.    Management of the Registrant                               General Information - Trustees of the Fund
                                                                       (Prospectus); Trustees and Officers of the
                                                                       Fund; The Administrator
Item 15.    Control Persons and Principal                              Trustees and Officers of the Fund
            Holders of Securities

Item 16.    Investment Advisory and Other                              The Adviser (Prospectus and
            Services                                                   Statement of Additional Information); The
                                                                       Money Managers (Prospectus and Statement
                                                                       of Additional Information); The Administrator
                                                                       (Prospectus and Statement of Additional
                                                                       Information); The Distributor (Prospectus and
                                                                       Statement of Additional Information); The
                                                                       Transfer Agent (Prospectus); General
                                                                       Information - Counsel and Independent Public
                                                                       Accountants (Prospectus); General
                                                                       Information - Custodian (Prospectus)
Item 17.    Brokerage Allocation                                       Portfolio Transactions
Item 18.    Capital Stock and Other Securities                         Description of Shares
Item 19.    Purchase, Redemption, and Pricing of                       Purchase and Redemption of
            Securities Being Offered                                   Shares (Prospectus and Statement of
                                                                       Additional Information); Determination of Net
                                                                       Asset Value
Item 20.    Tax Status                                                 Taxes (Prospectus); Taxes
Item 21.    Underwriters                                               The Distributor
Item 22.    Calculation of Performance Data                            Computation of Total Return
Item 23.    Financial Statements                                       Financial Information



PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*Not Applicable

**Information required under Item 5A is contained in the Fund's Annual Reports to Shareholders.

The Prospectus and Statement of Additional Information for the CRA Realty Shares Portfolio included as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on October 15, 1996 pursuant to Rule 485(a) under the Securities Act of 1933, is hereby incorporated by reference as if set forth in full herein.

The Prospectus and Statement of Additional Information for the Extended Liquidity, Short Duration and Intermediate Duration Portfolios included as part of Post Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 1996 pursuant to Rule 485(a) under the Securities Act of 1933, is hereby incorporated by reference as if set forth in full herein.

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                        CLOVER CAPITAL MANAGEMENT, INC.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each, a "Portfolio" and collectively "Portfolios"), each of which is a separate series of the Fund.

                       CLOVER CAPITAL EQUITY VALUE FUND
                       CLOVER CAPITAL FIXED INCOME FUND
                      CLOVER CAPITAL SMALL CAP VALUE FUND

This Prospectus sets forth concisely the information about the Fund and each Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1997 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1997

                                    SUMMARY


The following summary provides basic information about the Clover Capital Equity Value Fund (the "Equity Value Portfolio"), the Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") and Clover Capital Small Cap Value Fund (the "Small Cap Value Portfolio"). Each Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What are the Investment Objectives and Policies? The Equity Value Portfolio seeks long-term total return by investing in a diversified portfolio of equity securities that, in the Adviser's opinion, are undervalued relative to the market or the historic valuation of such securities. The Fixed Income Portfolio seeks a high level of income consistent with reasonable risk to capital by investing in a diversified portfolio of fixed income securities. The Small Cap Value Portfolio seeks long-term total return by investing in a diversified portfolio of equity securities of domestic issuers with market capitalizations of $750 million or less that, in the Adviser's opinion, are undervalued relative to the market or the historic valuation of such securities. There can be no assurance that a Portfolio will achieve its investment objective.

What are the Risks Involved with an Investment in the Portfolios? An investment in each Portfolio entails certain risks and considerations of which investors should be aware. Each Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate in value. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Portfolios, tend to vary inversely with interest rates and may be affected by other market and economic factors as well.

The Equity Value Portfolio may invest up to 25% of its net assets in non-convertible debt securities, which also may include securities of less than investment grade ("junk bonds"); these high risk securities carry increased risks of, among other things, default and market price volatility. The Fixed Income Portfolio may invest in investment grade fixed income securities that have speculative characteristics and may also invest up to 15% of its net assets in fixed income securities that are junk bonds; these high risk securities carry increased risks of, among other things, default and market price volatility. The Small Cap Value Portfolio invests in equity securities of smaller companies, which involves greater risk than is customarily associated with equity investments in larger, more established companies.

For more information about each Portfolio, see "Investment Objectives," "Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Clover Capital Management, Inc. (the "Adviser") serves as the investment adviser of each Portfolio. In addition to advising each Portfolio, Clover Capital Management provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator (the "Administrator") and shareholder servicing agent of each Portfolio. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. See "The Transfer Agent."

Who is the Distributor? CCM Securities, Inc. (the "Distributor") serves as the distributor of each Portfolio's shares. See "The Distributor."

Is There a Sales Load? No, shares of each Portfolio are offered on a no-load basis.

Is There a Minimum Investment? Each Portfolio has a minimum initial investment of $2,000, which the Distributor may waive at its discretion.

How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m. Eastern time. To open an account by wire, you must first call 1-800-808-4921.
                                           -----
Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. Each Portfolio also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of the Equity Value Portfolio and Small Cap Value Portfolios is distributed in the form of quarterly dividends. The Fixed Income Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. The Fixed Income Portfolio's shares normally begin earning dividends within two Business Days after their purchase order is effective.

Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY




SHAREHOLDER TRANSACTION EXPENSES
                                                               EQUITY VALUE FUND
                                                               FIXED INCOME FUND
                                                            SMALL CAP VALUE FUND
================================================================================
Maximum Sales Load Imposed on Purchases.....................................None
Maximum Sales Load Imposed on Reinvested Dividends..........................None
Deferred Sales Load.........................................................None
Redemption Fees(1)..........................................................None
Exchange Fees...............................................................None
================================================================================

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.


ANNUAL OPERATING EXPENSES
(as a percentage of                    EQUITY VALUE      FIXED       SMALL CAP
average net assets)                        FUND       INCOME FUND   VALUE FUND
===============================================================================
Advisory Fees (after fee waivers)(2)       .63%          .09%          .0%
12b-1 Fees                                None          None         None
Other Expenses (after reimbursements)      .47%          .66%        1.40%
===============================================================================
Total Operating Expenses (after fee
 waivers
 and reimbursements) (2)                  1.10%          .75%        1.40%
===============================================================================

(2) Advisory Fees and Total Operating Expenses have been restated to reflect the Fund's expenses at its current asset level.

(3) The Adviser has, on a voluntary basis, waived a portion of its fee for each Portfolio and agreed to reimburse certain Portfolio expenses in order to limit total operating expenses of the Equity Value and Fixed Income Portfolios to an annual rate of not more than 1.20% and .80%, respectively, of average daily net assets when net assets are below $20 million and to not more than 1.10% and .75%, respectively, when net assets are $20 million or more and to limit total operating expenses of the Small Cap Value Fund to 1.40% of the Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time. The advisory fees shown reflect these voluntary waivers and reimbursements. Absent such waivers and reimbursements, advisory fees for the Equity Value, Fixed Income and Small Cap Value Portfolios would be .74%, .45% and .85%, respectively, and total operating expenses would be 1.21%, 1.16% and 2.25%, respectively. Absent reimbursement of expenses, Other Expenses for the Small Cap Portfolio would be 5.29%. See "The Adviser."

EXAMPLE
================================================================================
                                              1 year  3 years  5 years  10 years

================================================================================
An investor would pay the following expenses
on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the
end of each time period

CLOVER CAPITAL EQUITY FUND                       $11      $35      $61      $134
CLOVER CAPITAL FIXED INCOME                      $ 8      $24      $42      $ 93
CLOVER CAPITAL SMALL CAP VALUE FUND              $14      $44      $77      $168

================================================================================
The example is based upon total operating expenses of each Portfolio after waivers and reimbursements as shown in the expense table. The example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of each Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                    The Advisors' Inner Circle Fund

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders which is available without charge by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period

                                                                                                         Clover Capital
                                                                                                        Equity Value Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                         11/01/95    11/01/94    11/01/93    11/01/92    12/06/91(1)
                                                                            to          to          to          to          to
                                                                         10/31/96    10/31/95    10/31/94    10/31/93    10/31/92
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.................................      $15.29      $13.74      $11.94      $10.45      $10.00
------------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations:
    Net Investment Income............................................        0.19        0.24        0.08        0.10        0.10
------------------------------------------------------------------------------------------------------------------------------------

    Realized and Unrealized Gains
             on Securities...........................................        2.15        2.46        2.01        1.54        0.44
------------------------------------------------------------------------------------------------------------------------------------

    Total From Investment Operations.................................        2.34        2.70        2.09        1.64        0.54
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions:

    Distributions From Net Investment
        Income.......................................................       (0.22)      (0.22)      (0.08)      (0.10)      (0.09)

    Distributions From Capital Gains.................................       (1.21)      (0.93)      (0.21)      (0.05)       0.00
------------------------------------------------------------------------------------------------------------------------------------

    Total Distributions..............................................       (1.43)      (1.15)      (0.29)      (0.15)      (0.09)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period.......................................      $16.20      $15.29      $13.74      $11.94      $10.45
------------------------------------------------------------------------------------------------------------------------------------

Total Return.........................................................       16.47%      21.25%       17.8%      15.83%       5.94%*
------------------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data

Net Assets, End Of Period (000)......................................     $85,050     $51,647     $25,249     $15,070      $9,005

Ratios Of Expenses To Average Net Assets.............................        1.10%       1.10%       1.14%       1.18%       1.20%*

Ratio Of Expenses To Average Net Assets
    (Excluding Fee Waiver and Contributions).........................        1.21%       1.20%       1.30%       1.51%       2.09%*

Ratio Of Net Income To Average Net Assets............................        1.32%       1.82%       0.71%       0.89%       1.15%*

Ratio Of Net Income To Average Net Assets
    (Excluding Fee Waiver and Contributions).........................        1.21%       1.72%       0.55%       0.56%       0.26%*

Portfolio Turnover Rate..............................................       51.36%      84.76%      58.44%      82.51%      31.00%

Average Commission Rate (2)..........................................      $0.0577        N/A         N/A         N/A         N/A
====================================================================================================================================


(1)  The Clover Capital Equity Value Fund commenced operations on December 6,
     1991.

(2) Average Commission rate paid per share for the security purchases and sales made during the period.
 *   Annualized

Financial Highlights                           The Advisors' Inner Circle Fund

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders which is available without charge by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period


                                                                                                    Clover Capital
                                                                                                  Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                                  11/01/95    11/01/94    11/01/93    11/01/92    12/06/91(1)
                                                                     to          to          to          to          to
                                                                  10/31/96    10/31/95    10/31/94    10/31/93    10/31/92
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $9.89      $9.14       $10.85      $10.23      $10.00
-----------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations:
    Net Investment Income.................................            0.59       0.58         0.57        0.61        0.56
    Realized and Unrealized Gain (or Losses)
    on Securities.........................................            0.01       0.77        (0.92)       0.72        0.23
-----------------------------------------------------------------------------------------------------------------------------

    Total From Investment Operations......................            0.60       1.35        (0.35)       1.33        0.79
-----------------------------------------------------------------------------------------------------------------------------

Less Distributions:
    Distributions From Net Investment Income..............           (0.59)     (0.58)       (0.57)      (0.61)      (0.56)
    Distributions From Capital Gains......................           (0.05)     (0.02)       (0.79)      (0.10)       0.00
-----------------------------------------------------------------------------------------------------------------------------

   Total Distributions....................................           (0.64)     (0.60)       (1.36)      (0.71)      (0.56)
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End Of Period............................           $9.85      $9.89        $9.14      $10.85      $10.23
-----------------------------------------------------------------------------------------------------------------------------

Total Return..............................................           6.26%      15.27%     (3.54)%      13.40%      9.05%*
-----------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data

Net Assets, End Of Period (000)...........................         $19,731    $14,685       $9,762      $7,966      $8,982

Ratio Of Expenses To Average Net Assets...................           0.80%       0.80%       0.80%       0.78%      0.80%*

Ratio Of Expenses To Average Net Assets (Excluding Fee
   Waivers and Contributions).............................           1.11%       1.40%       1.46%       1.29%      1.76%*

Ratio Of Net Income To Average Net Assets.................           6.00%       6.13%       5.88%       5.62%      6.28%*

Ratio Of Net Income To Average Net Assets
   (Excluding Fee Waivers and Contributions)..............           5.69%       5.53%       5.22%       5.11%      5.32%*

Portfolio Turnover Rate...................................          24.52%      35.84%      11.11%      68.61%     113.00%
=============================================================================================================================

(1)  The Clover Capital Fixed Income Fund commenced operations on December 6,
     1991.

 *   Annualized

Financial Highlights                       The Advisors' Inner Circle Fund


The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders which is available without charge by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period


                                                             Clover Capital
                                                             Small Cap Fund
--------------------------------------------------------------------------
                                                              2/28/96(1)
                                                                 to
                                                              10/31/96
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................   $10.00

Income From Investment Operations:
  Net Investment Income.....................................     0.02
  Realized and Unrealized Gains on Securities...............     0.88

  Total From Investment Operations..........................     0.90

Less Distributions:
  Distributions From Net Investment Income..................    (0.03)
  Distributions From Capital Gains..........................       --

  Total Distributions.......................................    (0.03)

Net Asset Value, End Of Period..............................   $10.87

Total Return................................................    8.97%

Ratios and Supplemental Data

Net Assets, End Of Period (000).............................   $4.495

Ratio Of Expenses To Average Net Assets.....................    1.40%*

Ratio Of Expenses To Average Net Assets (Excluding Fee
 Waivers and Contributions).................................    5.29%*

Ratio Of Net Income To Average Net Assets..................   (0.03)%*

Ratio Of Net Income (Loss) To Average Net Assets
 (Excluding Fee Waivers and Contributions)..................  (3.92)%*

Portfolio Turnover Rate.....................................   14.17%

Average Commission Rate(2)..................................  $0.0470
==========================================================================

(1)  The Clover Capital Small Cap Fund commenced operations on February 28,
     1996.

(2) Average commission rate paid per share for the security purchases and sales made during the period.

 *   Annualized

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's Clover Capital Equity Value Fund (the "Equity Value Portfolio"), Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") and Clover Capital Small Cap Value Portfolio (the "Small Cap Value Portfolio") each a diversified portfolio. Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES

Equity Value Portfolio

The Equity Value Portfolio seeks long-term total return.

Fixed Income Portfolio

The Fixed Income Portfolio seeks a high level of income consistent with reasonable risk to capital.

Small Cap Value Portfolio

The Small Cap Value Portfolio seeks long-term total return.

There can be no assurance that any Portfolio will be able to achieve its investment objective.

INVESTMENT POLICIES

Equity Value Portfolio

The Equity Value Portfolio will invest primarily in equity securities that Clover Capital Management, Inc. (the "Adviser") believes to be undervalued relative to the market or their historic valuation. The Adviser uses several valuation criteria to determine if a security is undervalued, including price-to-earnings ratios, price-to-cash flow ratios, price-to-sales ratios, and price-to-book value ratios. In addition, the Adviser examines "hidden values" that are not obvious in a company's financial reports, focusing on finding the current asset values or current transfer values of assets held by the company.

Under normal market conditions, the Equity Value Portfolio invests at least 70% and up to 100% of its net assets in a diversified portfolio of equity securities, including common stocks, both debt securities and preferred stocks convertible into common stocks, and American Depositary

Receipts ("ADRs") (up to 20% of the Equity Value Portfolio's net assets). In addition to these equity securities, the Equity Value Portfolio may also invest up to 5% of its net assets in each of warrants and rights to purchase common stocks, and up to 10% of its net assets in real estate investment trusts ("REITs"). Assets of the Equity Value Portfolio not invested in the equity securities described above may be invested in non-convertible fixed income securities and money market instruments as described below.

All of the equity securities (including ADRs) in which the Equity Value Portfolio invests are traded on registered exchanges or the over-the-counter market in the United States.

During periods when, or under circumstances where, the Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Equity Value Portfolio may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Equity Value Portfolio may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investor Service, Inc. ("Moody's") or unrated securities of comparable quality as determined by the Adviser. Such securities pose special risks. See "Risk Factors - Fixed Income Securities."

Under normal circumstances up to 30% of the Equity Value Portfolio's assets may be invested in the money market instruments described below in order to maintain liquidity, or if the Adviser determines that securities meeting the Equity Value Portfolio's investment objective and policies are not otherwise reasonably available for purchase.

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Equity Value Portfolio may invest up to 100% of its assets in money market instruments, including: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated A-1 by S&P or Prime-1 by Moody's; repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments ("Money Market Instruments"), and hold cash.

Fixed Income Portfolio

Under normal market conditions, the Fixed Income Portfolio invests at least 70% of its net assets in the following fixed income securities: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures rated in one of the four highest rating categories;

and (iii) mortgage-backed securities that are collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the two highest rating categories. The Fixed Income Portfolio will invest in such corporate bonds and debentures, CMOs or REMICs only if, at the time of purchase, the security either has the requisite rating from S&P or Moody's or is unrated but of comparable quality as determined by the Adviser. Governmental private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. Corporate bonds rated B generally lack characteristics of desirable investment, and assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The Fixed Income Portfolio may invest its remaining assets in the following securities: (i) Money Market Instruments, (ii) asset-backed securities rated A or higher by S&P or Moody's; (iii) debt securities rated below investment grade (i.e., rated lower than BBB by S&P or Baa by Moody's), but not lower than B- by S&P or B3 by Moody's, or if unrated, determined by the Adviser to be of comparable quality at the time of purchase (up to 15% of the Fixed Income Portfolio's net assets including downgraded securities); (iv) debt securities convertible into common stocks (up to 10% of the Fixed Income Portfolio's net assets); (v) U.S. dollar denominated fixed income securities issued by foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and (vi) U.S. dollar denominated obligations of supranational entities traded in the United States. For additional information on corporate bond ratings, see the Appendix to the Statement of Additional Information.

The relative proportions of the Fixed Income Portfolio's net assets invested in the different types of permissible investments will vary from time to time depending upon the Adviser's assessment of the relative market value of the sectors in which the Fixed Income Portfolio invests. In addition, the Fixed Income Portfolio may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation. The Adviser does not seek to achieve the Fixed Income Portfolio's investment objective by forecasting changes in the interest rate environment.

In the event any security owned by the Fixed Income Portfolio is downgraded below the rating categories set forth above, the Adviser will review the security and determine whether to retain or dispose of that security.

The Fixed Income Portfolio may enter into forward commitments or purchase securities on a when-issued basis, and may invest in variable or floating rate obligations.

For temporary defensive purposes during periods when the Adviser determines that the market conditions warrant, the Fixed Income Portfolio may invest up to 100% of its net assets in Money Market Instruments and may hold a portion of its assets in cash.

The Fixed Income Portfolio expects to maintain a dollar-weighted average portfolio maturity of five to ten years.

Small Cap Value Portfolio

Under normal market conditions, the Small Cap Value Portfolio invests at least 75% and up to 100% of its total assets in a diversified portfolio of equity securities of U.S. issuers that have market capitalizations of $750 million or less at the time of purchase, including common stocks, warrants and rights to subscribe to common stocks, equity interests issued by REITs and both debt securities and preferred stocks convertible into common stocks. The Small Cap Value Portfolio may invest in such convertible debt securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by S&P, Baa by Moody's or unrated securities of comparable quality as determined by Clover Capital Management, Inc. (the "Adviser"). Such securities pose special risks. See "Risk Factors - Fixed Income Securities."

The Adviser employs database screening techniques to search the universe of domestic public companies for stocks trading in the bottom 20% of valuation parameters such as stock price-to-book value, price-to-cash flow, price-to-earnings and price-to-sales. From these stocks the Adviser selects a diversified group of securities for investment by utilizing additional screening and selection strategies to identify the companies that the Adviser believes are more financially stable. In addition, the Portfolio may include holdings in issuers that may not have been identified during the initial screening process but that the Adviser has identified using its value oriented fundamental research techniques. In addition, the Portfolio may invest up to 10% of its net assets in ADRs.

All of the equity securities (including ADRs) in which the Portfolio invests are traded on registered exchanges or the over-the-counter market in the United States.

Any remaining assets may be invested in (i) the equity securities described above of U.S. issuers that have market capitalizations exceeding $750 million at the time of purchase, and (ii) Money Market Instruments. In addition, the Portfolio may invest up to 15% of its net assets in illiquid securities, although it has no present intention to do so.

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in the Money Market Instruments and hold cash.

RISK FACTORS

Equity Securities - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities (such as warrants or convertible debt) convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate. An investment in the Equity Value Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Small Cap Value Portfolio invests in the securities of smaller companies. Investments in small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability, may be less liquid, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the value of the shares of the Portfolio can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

Fixed Income Securities - The market value of the fixed income investments in which each Portfolio may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect each Portfolio's net asset value. Each Portfolio may invest in securities rated in the fourth highest category by S&P or Moody's; such securities, while still investment grade, are considered to have speculative characteristics.

Securities below investment grade are high risk, high yield securities and may be labeled "junk bonds." Such securities involve greater risk of default or price declines than investments in investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. These factors may limit a Portfolio's ability to sell such securities at their fair market value. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Securities of Foreign Issuers - Securities of foreign issuers are subject to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Mortgage-Backed Securities - The mortgage-backed securities ("MBSs") in which the Fixed Income Portfolio may invest are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying MBSs can be expected to accelerate. When the MBSs held by the Fixed Income Portfolio are prepaid, the Fixed Income Portfolio must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the yield on the prepaid MBS.

REITs - The value of interests in REITs may be affected by changes in (i) the value of the property owned, (ii) the quality of the mortgages held by the trust, and (iii) interest rates.

Government Securities - Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which a Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield, total return or value of shares of the Portfolios.

For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objectives and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of each Portfolio. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) in the case of the Fixed Income and Small Cap Value Portfolios, supranational entities will be considered to be a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISER

Clover Capital Management, Inc. is a professional investment management firm founded in 1984 by Michael Edward Jones, CFA and Geoffrey Harold Rosenberger, CFA, who are Managing Directors of the Adviser and control all of the Adviser's outstanding voting stock. As of December 31, 1996, the Adviser had discretionary management authority with respect to approximately $1.914 billion of assets. The principal business address of the Adviser is 11 Tobey Village Office Park, Pittsford, New York 14534.

The Adviser serves as each Portfolio's investment adviser under an investment advisory agreement (the "Advisory Agreement") with the Fund. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

The Equity Value Portfolio has, since its inception, been managed by a committee led by Michael E. Jones, CFA and Paul W. Spindler, CFA. Mr. Jones is a co-founder of the Adviser and for the past five years has been the Managing Director of the Adviser. For the past five years Mr. Spindler has been a Vice President of Investments for the Adviser.

The Fixed Income Portfolio has, since its inception, been managed by a committee led by Richard J. Huxley and Paul W. Spindler, CFA. For the past five years Richard Huxley has been the Executive Vice President and Fixed Income Manager for the Adviser. For the past five years Paul Spindler has been a Vice President of Investments for the Adviser.

The Small Cap Value Portfolio has, since its inception, been managed by a committee of research professionals led by Michael E. Jones, CFA, and Lawrence Creatura. For the past two years Mr. Creatura has been a Vice President for Investments for the Adviser. For the previous three years he was a Laser Systems Engineer/Researcher for Laser Surge, Inc.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74%, .45% and .85% of the average daily net assets of the Equity Value, Fixed Income and Small Cap Value Portfolios, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and/or to reimburse Portfolio expenses in order to limit total operating expenses of the Equity Value and Fixed Income Portfolios to an annual rate of not more than 1.20% and .80%, respectively, of average daily net assets when net assets are below $20 million and to not more than 1.10% and .75%, respectively, when net assets are $20 million or more and to limit total operating expenses of the Small Cap Value Portfolio to 1.40% of the Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time. For the fiscal year ended October 31, 1996, the Adviser received a fee equal to .63% and .14% of the Equity Value Portfolio's and Fixed Income Portfolio's average daily net assets and waived all fees due it from the Small Cap Value Portfolio. The Adviser reimbursed expenses of the Small Cap Fund totaling $51,578, which equals 3.03% of the Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which is calculated daily and paid monthly, at an annual rate of
 .20% of the average daily net assets of each Portfolio. However, each Portfolio pays the Administrator a minimum annual fee of $50,000. The administration fee rate each Portfolio pays will decline to an annual rate of .20% of the Portfolio's average daily net assets at net asset levels of $25 million and above.

The Administrator also serves as shareholder servicing agent for each Portfolio under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

CCM Securities, Inc. (the "Distributor"), 11 Tobey Village Office Park, Pittsford, New York 14534, a wholly-owned subsidiary of the Adviser, serves as the Fund's distributor pursuant to a distribution agreement. The Distributor does not receive compensation for distribution services for the shares of any Portfolio.

PORTFOLIO TRANSACTIONS

The Adviser may select brokers on the basis of the research, statistical and
pricing services they provide to a Portfolio.   A commission paid to such
brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

Each Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.

Because shares of each Portfolio are not marketed through intermediary broker-dealers, it is not each Portfolio's practice to allocate brokerage or effect principal transactions with the broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place Portfolio orders with qualified broker-dealers who refer clients to each Portfolio.

Some securities considered for investment by a Portfolio may also be appropriate for other accounts and/or clients served by that Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the other accounts and/or clients in a manner deemed equitable by the Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business (a "Business Day"). Investors may purchase and redeem shares of a Portfolio directly through the Transfer Agent at: The Clover Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Shares of a Portfolio are offered only to residents of states in which such shares are eligible for purchase. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to each Portfolio's public offering price.

The minimum initial investment in a Portfolio is $2,000, and subsequent purchases must be at least $100. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through each Portfolio's Systematic Investment Plan must be at least $100.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent at: The Clover Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009. Third-party checks, credit cards, credit card checks and cash will not be accepted. Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of a Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit: _______________ Portfolio.
The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: The Clover Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment by check or readily available funds before 4:00 p.m., Eastern time. The purchase price of shares of a Portfolio is that Portfolio's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of a Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Portfolio or its shareholders to accept such order.

Shares of each Portfolio may be purchased in exchange for securities to be included in that Portfolio, subject to the Adviser's or Administrator's determination that these securities are acceptable. Securities accepted in such an exchange will be valued at their market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of that Portfolio and must be delivered by the shareholder to that Portfolio upon receipt from the issuer.

The Adviser or Administrator will not accept securities in exchange for Portfolio shares unless (1) such securities are appropriate for the Portfolio at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Portfolio are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Trustees.

Systematic Investment Plan - A shareholder may also arrange for periodic additional investments in a Portfolio through automatic deductions by Automated Clearing House ("ACH") transactions from a checking or savings account by completing the Systematic Investment Plan form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $100 per month. An application form for the Systematic Investment Plan may be obtained by calling 1-800-932-7781.

Exchanges

Shareholders of one Portfolio may exchange their shares for shares of each other Clover Capital Portfolio. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

Redemptions

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of that Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that the investment being redeemed has been in the shareholder's account for a minimum of 15 days. Shareholders may not close their accounts by telephone; redemption or exchange orders closing an account must be sent in writing to the Transfer Agent. Redemption requests from IRA accounts must be made in writing.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Minimum Account Size - Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if, as the result of redemptions, the value of that account drops below $1,000. You will be allowed at least 60 days, after notice by the Fund, to make an additional investment to bring your account value up to at least $1,000 before the redemption is processed.

Systematic Withdrawal Plan - Each Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $2,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Additional Information - Redemptions and Exchanges - Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption or exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Calculation of Net Asset Value - The net asset value per share of a Portfolio is determined by dividing the total market value of that Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on any Business Day. Each Portfolio will use a pricing service to provide market quotations. With respect to fixed income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments relating to a specific security.

PERFORMANCE

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the

Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), or by financial and business publications and periodicals, broad groups of comparable mutual funds and unmanaged indices. The performance of unmanaged indices may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.



TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

Tax Status of the Portfolios:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code). So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. Dividends of the Fixed Income Portfolio are not expected to qualify. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Portfolio (such as STRIPS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus generally do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. Each Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. A Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. A Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

The Fund

The Fund, an open-end investment management company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributed to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

Trustees of the Fund

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semiannually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or directed to 1-800-932-7781. Purchase, redemption and exchange orders should be placed with the Transfer Agent at the same address or by calling 1-800-808-4921.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gain) of the Equity Value and Small Cap Value Portfolios is distributed in the form of dividends to shareholders of record on the last Business Day of each quarter. The Fixed Income Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gain) daily and distributes such dividends on the first Business Day of each month. Shares of the Fixed Income Portfolio purchased begin earning dividends on the Business Day following receipt of payment by the Transfer Agent. Normally, this will occur within two Business Days after an order is effective. If any capital gain is realized for either Portfolio, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfer.

Dividends and other distributions of a Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P. O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain permitted investments and risk factors for the Portfolios:

American Depositary Receipts ("ADRs")- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

Convertible Securities - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Illiquid Securities - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

Money Market Instruments -

   Bankers' Acceptances - Bankers' acceptances are bills of exchange or time
   --------------------
   drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

   Certificates of Deposit - Certificates of deposit are interest bearing
   -----------------------
   instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

   Commercial Paper - Commercial paper is a term used to describe unsecured
   ----------------
   short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

   Investment Companies - The Portfolios may purchase shares of other investment
   --------------------
   companies that invest solely in money market instruments as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, the Portfolios are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, a

   Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Portfolio's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by the investing Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

   Repurchase Agreements - Repurchase agreements are agreements by which a
   ---------------------
   Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. Each Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

   Time Deposits - Time deposits are non-negotiable receipts issued by a bank in
   -------------
   exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

   U.S. Government Agencies - Obligations issued or guaranteed by agencies of
   ------------------------
   the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

   U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes
   -------------------------
   and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Mortgage Backed Securities - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA also each guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities:  These are mortgage-backed securities issued by
-------------------------------
a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued
----
by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the
------
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds:  Parallel pay CMOs and REMICs are structured
----------------------------------
to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities ("SMBs"):  SMBs are usually structured with
--------------------------------------------
two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors:  Due to the possibility of prepayments of the underlying mortgage
------------
instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.
There can be no assurance that estimated average life will be a security's actual average life.

REITs - REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. A shareholder in a Portfolio should realize that by investing in REITs indirectly through the Portfolio, he or she will bear not only his or her proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Securities of Foreign Issuers - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio.

U.S. Government Agencies - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Instruments - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

                               TABLE OF CONTENTS

                                                        Page
                                                        ----

SUMMARY...................................................2
EXPENSE SUMMARY...........................................4
FINANCIAL HIGHLIGHTS......................................6
THE FUND AND THE PORTFOLIOS...............................9
INVESTMENT OBJECTIVES.....................................9
INVESTMENT POLICIES.......................................9
RISK FACTORS.............................................12
INVESTMENT LIMITATIONS...................................14
THE ADVISER..............................................15
THE ADMINISTRATOR........................................16
THE TRANSFER AGENT.......................................16
THE DISTRIBUTOR..........................................17
PORTFOLIO TRANSACTIONS...................................17
PURCHASE AND REDEMPTION OF SHARES........................17
PERFORMANCE..............................................21
TAXES....................................................22
GENERAL INFORMATION......................................24
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS....26

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolios:
CLOVER CAPITAL EQUITY VALUE FUND
CLOVER CAPITAL FIXED INCOME FUND
CLOVER CAPITAL SMALL CAP VALUE FUND



Adviser:
CLOVER CAPITAL MANAGEMENT, INC.



Distributor:
CCM SECURITIES, INC.



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1997

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                              OAK ASSOCIATES, Ltd.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (each, a "Portfolio"), each of which is a separate series of the Fund.

                          WHITE OAK GROWTH STOCK FUND
                         PIN OAK AGGRESSIVE STOCK FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1997 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1997

OAK-F-010-06

                                    SUMMARY

The following summary provides basic information about the White Oak Growth Stock Fund ("White Oak Portfolio") and Pin Oak Aggressive Stock Fund ("Pin Oak Portfolio"). The White Oak Portfolio and the Pin Oak Portfolio are sometimes referred to individually as a "Portfolio" and collectively as the "Portfolios." The Portfolios are two of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What are the Investment Objectives and Policies? Each Portfolio seeks long-term capital growth by investing primarily in common stocks of companies that, in the Adviser's opinion, have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. The White Oak Portfolio invests primarily in established companies with large market capitalization (in excess of $1 billion). The Pin Oak Portfolio invests primarily in companies with small to medium market capitalization; such companies may be positioned in emerging growth industries. There is no assurance that either Portfolio will achieve its investment objective.

What are the Risks Involved with an Investment in the Portfolios? An investment in each Portfolio entails certain risks and considerations of which an investor should be aware. Each Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate in value. The share value of the Pin Oak Portfolio may experience greater volatility than the share value of the White Oak Portfolio because it invests in less established, smaller capitalization companies.

For more information about each Portfolio, see "Investment Objectives and Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Oak Associates, Ltd. (the "Adviser") serves as the investment adviser of each Portfolio. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Portfolios. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company (the "Distributor") acts as the distributor of the Portfolios' shares. See "The Distributor."

Is There a Sales Load? No, shares of each Portfolio are offered on a no-load basis.

Is There a Minimum Investment? Each Portfolio has a minimum initial investment of $2,000, and requires subsequent purchases to be at least $50. The Distributor may waive these minimums at its discretion.

How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The Portfolios also offer both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are Distributions Paid? Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of quarterly dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
                                                    White Oak Growth Stock Fund
                                                   Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

Sales Load Imposed on Purchases                                None
Sales Load Imposed on Reinvested Dividends                     None
Deferred Sales Load                                            None
Redemption Fees (1)                                            None
Exchange Fees                                                  None
--------------------------------------------------------------------------------

(1) A wire redemption charge of $10.00 is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES


(as a percentage of average net assets)        White Oak      Pin Oak Aggressive
                                           Growth Stock Fund      Stock Fund
--------------------------------------------------------------------------------

Advisory Fees (after fee waivers) (2)              .47%               .48%
12b-1 Fees                                        None               None
Other Expenses                                     .43%               .52%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers)(2)                                      1.00%              1.00%
--------------------------------------------------------------------------------

(2) The Adviser has voluntarily agreed to waive all or a portion of its fee for each Portfolio and to reimburse expenses of each Portfolio in order to limit total operating expenses of that Portfolio to an annual rate of not more than 1.00% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. Absent such waivers the annual advisory fees for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund would be .74% and .74%, respectively, and annual total operating expenses (restated to reflect current expenses) would be 1.17% and 1.26%, respectively, of average daily net assets. See "The Adviser."



EXAMPLE
--------------------------------------------------------------------------------
                                         1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
An investor in a Portfolio would
pay the following expenses
on a $1,000 investment assuming (1)
5% annual return and (2) redemption
at the end of each time period.
        White Oak Growth Stock Fund        $10      $32     $55      $122
        Pin Oak Aggressive Stock Fund      $10      $32     $55      $122
--------------------------------------------------------------------------------

The example is based upon estimated total operating expenses of a Portfolio after fee waivers and expense reimbursements. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in a Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                      The Advisors' Inner Circle Fund

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders which is available without charge by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period

                                                                                     White Oak
                                                                                   Growth Stock Fund
                                                   --------------------------------------------------------------
                                                      11/01/95    11/01/94    11/01/93    11/01/92    08/03/92(1)
                                                         to          to          to          to          to
                                                      10/31/96    10/31/95    10/31/94    10/31/93    10/31/92
-----------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning
  of Period                                            $18.08      $11.92     $10.64       $10.33       $10.00
-----------------------------------------------------------------------------------------------------------------
 Income From Investment Operations:
    Net Investment Income.........................       0.05        0.04       0.02         0.05         0.02

    Realized and Unrealized Gains
      (Losses) on Securities......................       3.80        6.15       1.28         0.32         0.33
-----------------------------------------------------------------------------------------------------------------
      Total From Investment Operations............       3.85        6.19       1.30         0.37         0.35
-----------------------------------------------------------------------------------------------------------------
 Less Distributions:
   Distributions From Net Investment Income.......      (0.05)      (0.03)     (0.02)       (0.06)       (0.02)
   Dividends From Capital Gains...................        --          --         --           --           --
-----------------------------------------------------------------------------------------------------------------
      Total Distributions.........................      (0.05)      (0.03)     (0.02)       (0.06)       (0.02)
-----------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period...................     $21.88      $18.08     $11.92       $10.64       $10.33
-----------------------------------------------------------------------------------------------------------------
 Total Return.....................................      21.33%      52.07%     12.24%        3.59%       14.30%*
-----------------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
 Net Assets, End Of Period (000)..................    $26,109     $10,495     $5,942       $5,539       $3,195
-----------------------------------------------------------------------------------------------------------------
 Ratio Of Expenses To Average Net Assets..........       0.95%       0.97%      0.97%        0.97%        1.00%*
-----------------------------------------------------------------------------------------------------------------
 Ratio Of Expenses To Average Net Assets
   (Excluding Waivers and Reimbursements).........       1.50%       2.06%      2.24%        2.71%        4.78%*
-----------------------------------------------------------------------------------------------------------------
 Ratio Of Net Income
   To Average Net Assets..........................       0.23%       0.29%      0.19%        0.54%        0.74%*
-----------------------------------------------------------------------------------------------------------------
 Ratio Of Net Income (Loss) To Average
   Net Assets (Excluding Waivers and
   Reimbursement).................................      (0.32)%     (0.80)%    (1.08)%      (1.20)%      (3.04)%*
-----------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate..........................        8.07%      22.43%     37.42%       27.48%        0.00%
-----------------------------------------------------------------------------------------------------------------
 Average Commission Rate (2)......................     $0.0599        N/A        N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------

* Annualized

(1)   The White Oak Growth Stock Fund commenced operations on August 3, 1992.

(2) Average commission rate paid per share for the security purchases and sales made during the period.

Financial Highlights                             The Advisors' Inner Circle Fund

The following information has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated
December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders which is available without charge by calling 1-800-932-7781.

For a Share Outstanding Throughout the Period

                                                                                       Pin Oak
                                                                                Aggressive Stock Fund
                                              -----------------------------------------------------------------
                                                  11/01/95    11/01/94    11/01/93    11/01/92    08/03/92(1)
                                                     to          to          to          to          to
                                                  10/31/96    10/31/95    10/31/94    10/31/93    10/31/92
---------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning
  of Period                                       $17.32      11.60       $12.62      $10.28       $10.00
---------------------------------------------------------------------------------------------------------------
 Income From Investment Operations:
    Net Investment Income (Loss)...............    (0.09)     (0.08)       (0.06)      (0.05)          --
    Realized and Unrealized Gain (Loss) on
    Investments................................    (0.15)      5.80        (0.96)       2.39         0.28
---------------------------------------------------------------------------------------------------------------
       Total From Investment Operations........    (0.24)      5.72        (1.02)       2.34         0.28
---------------------------------------------------------------------------------------------------------------
 Less Distributions:
    Distributions From Net Investment Income...       --         --           --          --           --
    Distributions From Capital Gains...........       --         --           --          --           --
---------------------------------------------------------------------------------------------------------------
       Total Distributions.....................       --         --           --          --           --
---------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period................   $17.08     $17.32       $11.60      $12.62       $10.28
---------------------------------------------------------------------------------------------------------------
 Total Return..................................  (1.39)%     49.31%      (8.08)%      22.76%       11.57%*
---------------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data
 Net Assets, End Of Period (000)...............  $23,738    $15,652       $9,624      $9,079       $4,127
 Ratio Of Expenses To Average Net Assets.......    0.96%      0.98%        0.96%       0.98%        1.00%*
 Ratio Of Expenses To Average Net Assets
   (Excluding Waivers and Reimbursements)......    1.47%      1.65%        1.74%       2.07%        4.06%*
 Ratio Of Net Income (Loss) To
   Average Net Assets..........................  (0.62)%    (0.70)%      (0.62)%     (0.48)%        0.03%*
 Ratio Of Net Income (Loss) To Average Net
  Assets (Excluding Fee Waivers and
     Reimbursements)...........................  (1.13)%    (1.37)%      (1.40)%     (1.57)%      (3.03)%*
 Portfolio Turnover Rate.......................   31.65%     49.28%       48.88%      68.32%         4.00%
 Average Commission Rate (2)...................  $0.0617        N/A          N/A         N/A          N/A
---------------------------------------------------------------------------------------------------------------

*Annualized

(1)   The Pin Oak Aggressive Stock Fund commenced operations on August 3, 1992.

(2) Average commission rate paid per share for the security purchases and sales made during the period.

THE FUND AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's White Oak Growth Stock Fund ("White Oak Portfolio") and Pin Oak Aggressive Stock Fund ("Pin Oak Portfolio") (the White Oak Portfolio and the Pin Oak Portfolio are sometimes referred to individually as a "Portfolio" and collectively as the "Portfolios"), each a diversified portfolio. Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES AND POLICIES

White Oak Portfolio

The White Oak Portfolio seeks long-term capital growth. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The White Oak Portfolio will normally be as fully invested as practicable in common stocks, but also may invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and American Depositary Receipts ("ADRs"). Under normal market conditions, the White Oak Portfolio will invest at least 65% of its total assets in common stocks. The Portfolio will purchase securities primarily of established companies with large market capitalizations (an equity market capitalization in excess of $1 billion). The Portfolio may also purchase securities of smaller established companies if its investment adviser, Oak Associates, Ltd. (the "Adviser"), believes that such securities offer comparable investment opportunities.

Pin Oak Portfolio

The Pin Oak Portfolio seeks long-term growth of capital. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The Pin Oak Portfolio will normally be as fully invested as practicable in common stocks, but may also invest in warrants and rights to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and ADRs. Under normal market conditions, the Pin Oak Portfolio will invest at least 65% of its total assets in common stocks. The Portfolio will purchase securities primarily of companies with small to medium market capitalizations (an equity market capitalization between $100 million and $1 billion); these
companies may be positioned in emerging growth industries.   The Pin Oak

Portfolio may purchase the securities of larger companies if the Adviser believes that they offer comparable investment opportunities or will stabilize the Portfolio's net asset value.

In General

Each Portfolio will purchase securities that the Adviser believes have strong earnings potential and reasonable market valuations relative to the market as a whole and common stocks of companies in the same respective industry classifications. Each Portfolio will purchase only those securities that are traded in the United States on registered exchanges or the over-the-counter market.

Each Portfolio may invest in debt securities rates AAA by Standard & Poor's Corporation ("S&P"). Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest.

Under normal conditions, each Portfolio may hold up to 15% of its total assets in cash and investments in the money market instruments described below in order to maintain liquidity or if the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase.

The Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees.

A Portfolio will not invest more than 15% of its total assets in time deposits and other illiquid securities.

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, each Portfolio may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings & loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc.; repurchase agreements involving the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments) and in cash.

For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information. For a description of ratings, see the Appendix in the Statement of Additional Information.

RISK FACTORS

Investments in common stocks and other equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate. An investment in either Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Pin Oak Portfolio will invest primarily in securities of issuers with small to medium market capitalizations. Investing in smaller capitalization companies involves greater risk than is customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the value of the shares of the Pin Oak Portfolio can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

Securities of Foreign Issuers - Investments in the securities of foreign issuers may subject a Portfolio to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

INVESTMENT LIMITATIONS

The investment objective of each Portfolio and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of that Portfolio. Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Oak Associates, Ltd. (the "Adviser") is a professional investment management firm and registered investment adviser founded in April 1985. James D. Oelschlager is the sole proprietor of the Adviser. As of October 31, 1996, the Adviser had discretionary management authority with respect to approximately $4.2 billion of assets under management. The principal business address of the Adviser is 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333.

The Adviser serves as the investment adviser for each Portfolio under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolios and continuously reviews, supervises and administers the investment program of each Portfolio, subject to the supervision of, and policies established by, the Trustees of the Fund. In addition to advising the Portfolios, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the White Oak Portfolio and .74% of the average daily net assets of the Pin Oak Portfolio, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fee for each Portfolio and to reimburse expenses of each Portfolio in order to limit total operating expenses of that Portfolio to an annual rate of not more than 1.00% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. For the fiscal year ended October 31, 1996, the Adviser received Advisory fees of .19% and .23%, respectively, of the White Oak and Pin Oak Portfolios' average daily net assets.

James D. Oelschlager, President of the Adviser since 1985, has managed the portfolios of the White Oak Portfolio and the Pin Oak Portfolio since their inception, with both Donna Barton and Doug MacKay serving as assistant portfolio managers during this period. Ms. Barton has been a trader for the Adviser since 1985. Mr. MacKay has been a research analyst for the Adviser since 1990.

 THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which fee is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of that Portfolio. However, each Portfolio pays the Administrator a minimum annual fee of $50,000. The administration fee a Portfolio pays will decline to an annual rate of .20% of the Portfolio's average daily net assets at net asset levels of $25 million and above.

The Administrator also serves as the shareholder servicing agent for each Portfolio under a shareholder servicing agreement with the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of either Portfolio.

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of investment securities for each Portfolio and directs the Adviser to seek to obtain the best net results.

Each Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.

Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not a Portfolio's practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place orders for a Portfolio with qualified broker-dealers who refer clients to that Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business (a "Business Day"). Investors may purchase and redeem shares of either Portfolio directly through the Transfer Agent at: Oak Associates, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place wire transfer orders, and exchange and redemption orders, by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of each Portfolio may be made on any Business Day. Shares of the Portfolios are offered only to residents of states in which such shares are eligible for purchase. Certain broker-dealers assist their clients in the purchase or redemptions of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price.

The minimum initial investment in the Portfolio is $2,000, and subsequent purchases must be at least $50. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Portfolios' Systematic Investment Plan must be at least $25.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the appropriate Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent at: Oak Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009. Third-party checks, credit cards, credit card checks and cash will not be accepted. Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of either Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further Credit: either White Oak Growth Stock Fund or Pin Oak Aggressive Stock Fund. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: Oak Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

Systematic Investment Plan - A shareholder may also arrange for periodic additional investments in the Portfolios through automatic deductions by Automated Clearing House ("ACH") transfers from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $100 per month. An Account Application form may be obtained by calling 1-800-932-7781.

Exchanges

Shareholders of either Portfolio may exchange their shares for shares of the other Portfolio. Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

Redemptions

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that the investment being redeemed has been in the shareholder's account for a minimum of 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Systematic Withdrawal Plan - Each Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $25,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Additional Redemption Information

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Calculation of Net Asset Value

The net asset value per share of each Portfolio is determined by dividing the total market value of that Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, of
broad groups of comparable mutual funds and unmanaged indices.   The performance
of unmanaged indices may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.



TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Tax Status of the Portfolios:

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of each Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Portfolio (such as STRIPS) are sold with original issue discount and thus generally do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk Factors" below. Each Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. The

Portfolios will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.


A sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

Income derived by a Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. A Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

The Fund

The Portfolio, an open-end investment management company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

Trustees of the Fund

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semi-annually and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchases, redemptions and exchanges of shares should be made through the Transfer Agent by calling 1-800-808-4921.

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gain) of each Portfolio is distributed in the form of quarterly dividends. Shareholders of record on the next to last Business Day of each quarter will be entitled to receive the quarterly dividend distribution, which is generally paid within 10 Business Days after the end of the quarter. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfers.

Dividends and other distributions of a Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain of the permitted investments for each
Portfolio:

American Depositary Receipts ("ADRs") - ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Bankers' Acceptance - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificate of Deposit - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Illiquid Securities - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

Repurchase Agreements - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

Time Deposit - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. Government Agencies - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Government Direct Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

                               TABLE OF CONTENTS

SUMMARY................................................................... 2
EXPENSE SUMMARY........................................................... 4
FINANCIAL HIGHLIGHTS...................................................... 5
THE FUND AND THE PORTFOLIOS............................................... 7
INVESTMENT OBJECTIVES AND POLICIES........................................ 7
RISK FACTORS.............................................................. 9
INVESTMENT LIMITATIONS.................................................... 9
THE ADVISER...............................................................10
THE ADMINISTRATOR.........................................................11
THE TRANSFER AGENT........................................................11
THE DISTRIBUTOR...........................................................12
PORTFOLIO TRANSACTIONS....................................................12
PURCHASE AND REDEMPTION OF SHARES.........................................12
PERFORMANCE...............................................................15
TAXES.....................................................................16
GENERAL INFORMATION.......................................................18
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.....................20


Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolios:
WHITE OAK GROWTH STOCK FUND
PIN OAK AGGRESSIVE STOCK FUND


Adviser:
OAK ASSOCIATES, Ltd.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1997

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                          HGK ASSET MANAGEMENT, INC.

The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Portfolio"), which is a separate series of the Fund.

                             HGK FIXED INCOME FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1997 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 28, 1997

HGK-F-001-04

                                    SUMMARY

The following provides basic information about the HGK Fixed Income Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Investment Objective? The Portfolio seeks total return through current income and capital appreciation consistent with the preservation of capital.

What are the Permitted Investments? The Portfolio intends to invest primarily in U.S. dollar denominated fixed income securities. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

What are the Risks Involved with an Investment in the Portfolio? An investment in the Portfolio entails certain risks and considerations of which investors should be aware. The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Portfolio, generally tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Portfolio may invest in securities that have speculative characteristics. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities, including prepayment risk, which may vary depending on the type of asset. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? HGK Asset Management, Inc. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Portfolio. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company (the "Distributor") acts as the distributor of the Portfolio's shares. See "The Distributor."

Is There a Sales Load? No, shares of the Portfolio are offered on a no-load basis.

Is There a Minimum Investment? The Portfolio has a minimum initial investment of $2,000, which the Distributor may waive at its discretion.

How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account by wire, you must first call 1-800-808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are Distributions Paid? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends within two Business Days after the purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           HGK FIXED INCOME FUND
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................................None
Maximum Sales Load Imposed on Reinvested Dividends..........................None
Deferred Sales Load.........................................................None
Redemption Fees(1)..........................................................None
Exchange Fees...............................................................None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.



ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                           HGK FIXED INCOME FUND
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)..................................... 0.00%
Other Expenses (after reimbursements)..................................... 1.00%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers and reimbursements) (2)....... 1.00%
--------------------------------------------------------------------------------

(2) The Adviser has, voluntarily agreed to waive all or a portion of its fees for, and reimburse expenses of, the Portfolio to the extent necessary in order to limit total operating expenses to an annual rate of not more than 1.00% of the Portfolio's average daily net assets. Absent such waivers and reimbursements, Advisory Fees, Other Expenses and Total Operating Expenses for the Portfolio would be .50%, 1.01% and 1.51%, respectively.


EXAMPLE

                                                                            HGK FIXED INCOME FUND
---------------------------------------------------------------------------------------------------
                                                         1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment assuming (1) 5%
  annual return and (2) redemption at the end of         $10       $32        $55        $122
  each time period:
---------------------------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                             The Advisors' Inner Circle Fund

The following information on the HGK Fixed Income Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements and additional performance information are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-932-7781.

For a Share of the Portfolio Outstanding Throughout the Period:

                                                                    HGK Fixed
                                                                      Income
                                                                       Fund
--------------------------------------------------------------------------------
                                                        11/01/95    11/03/94(1)
                                                           to           to
                                                        10/31/96     10/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............      $10.88         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income........................        0.61           0.67
     Realized and Unrealized
        Gains (or Losses) on Securities...........       (0.17)          0.88
--------------------------------------------------------------------------------
Total From Investment Operations..................        0.44           1.55
--------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income..........       (0.61)         (0.67)
Distributions From Capital Gains..................       (0.42)            --
        Total Distributions.......................       (1.03)         (0.67)
--------------------------------------------------------------------------------
Net Asset Value, End of Period....................      $10.29         $10.88
--------------------------------------------------------------------------------
Total Return......................................        4.29%         16.07%*
--------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000)...................     $12,515        $10,420
Ratios Of Expenses To Average Net Assets..........        1.00%        1.00%*
Ratio Of Expenses To Average Net Assets
   (Excluding Fee Waivers and Reimbursements).....        1.51%        2.37%*
Ratio Of Net Income To Average
   Net Assets.....................................        5.92%        6.38%*
Ratio Of Net Income to Average Net Assets
   (Excluding Waivers and Reimbursements).........        5.41%        5.01%*
Portfolio Turnover Rate...........................      264.02%      300.48%
================================================================================

   * Annualized
(1)  The HGK Fixed Income Fund commenced operations on November 3, 1994.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's HGK Fixed Income Fund (the "Portfolio"), a diversified portfolio. Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio seeks total return through current income and capital appreciation consistent with the preservation of capital. There can be no assurance that the Portfolio will be able to achieve this investment objective.

The Portfolio will normally invest at least 65% of its total assets in the following U.S. dollar denominated fixed income securities: (i) U.S. Treasury obligations, including STRIPS; (ii) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; (iii) corporate bonds and debentures issued by U.S. and foreign issuers and, at the time of purchase, rated in one of the four highest rating categories assigned by a nationally recognized statistical rating organization (an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or, if not rated, determined to be of comparable quality by the Adviser; (iv) securities of the government of Canada and its provincial and local governments; and (v) securities of foreign governments.

The Portfolio may also invest up to 35% of its total assets in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and asset-backed securities meeting the rating quality criteria described above. Under normal conditions, the Portfolio may also hold up to 20% of its total assets in cash or investments in repurchase agreements or money market instruments, described below under "In General," in order to maintain liquidity, or in the event that the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may also invest up to 5% of its net assets in stripped mortgage-backed securities, including securities that receive interest-only payments and other securities that receive principal-only payments.

The Portfolio may purchase zero coupon obligations and securities that pay interest on a variable or floating rate basis. The Portfolio may invest up to 15% of its net assets in restricted securities.

The Adviser may purchase securities with any stated remaining maturity. However, under normal circumstances, the Portfolio expects to maintain a dollar weighted average remaining maturity of approximately 10 years. In determining the maturity of mortgage-backed securities, the Portfolio will use the expected life of such securities, which is based upon the anticipated prepayment patterns of the underlying mortgages.

In General

For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments, consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by S&P or P-1 by Moody's, or unrated commercial paper determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies.

The Adviser seeks to achieve the Portfolio's investment objective by outperforming the Lehman Government Corporate Bond Index while taking less risk and protecting the Portfolio's principal. The Adviser attempts to maintain a relatively duration-neutral posture versus the Lehman Government Corporate Bond Index (that is, maintaining a maximum 10% over- or under-weighting relative to the duration of such Index), while adding value through the overweighting of particular sectors or areas of the yield curve. The Adviser believes that by not including large interest rate bets or sizable duration shifts in its strategy, it can reduce the volatility of returns and limit the loss of principal.

Debt rated BBB or Baa is regarded as having an adequate capacity to pay interest and repay principal. (Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.)

In the event any security held by the Portfolio is downgraded below the rating categories set forth above, the Adviser will review the security and determine whether to retain or dispose of that security.

The Portfolio's turnover rate for the fiscal year ended October 31, 1996 was 264.02%. A portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of finding market pricing inefficiencies rather than forecasting interest rates. The Adviser may sell securities held for a short time in order to take advantage of what the Adviser believes to be temporary disparities in normal yield relationships between securities. A Portfolio turnover rate in excess of 100% may result in higher transaction costs to the Portfolio and may increase the amount of taxes payable by the Portfolio's shareholders.

For a further discussion of the Portfolio's permitted investments, see "Description of Permitted Investments and Risk Factors" and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation,
(i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies.

4. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

HGK Asset Management, Inc. (the "Adviser") was incorporated in 1983 by three principals, Jeffrey T. Harris, Warren A. Greenhouse and Joseph E. Kutzel. The Adviser has provided equity, fixed income and balanced fund management of individually structured portfolios since its inception. As of January 31, 1996, total assets under management were approximately $1.6 billion. The principal business address of the Adviser is 17 State Street, 15th Floor, New York, New York 10004.

On July 14, 1995, a minority shareholder of the Adviser filed a petition requesting judicial dissolution of the Adviser, alleging that the Adviser had engaged in "oppressive actions" towards him by terminating his employment and removing him as a director. The Court found in favor of the minority shareholder, but held in abeyance the issue of whether dissolution of the Adviser is the proper remedy. Motions are currently pending before the Court relating to the value of the Adviser.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

Gregory W. Lobo, Vice President, Senior Portfolio Manager of Fixed Income Securities, Anthony Santoliquido, Portfolio Manager of Fixed Income Securities and Patricia Bernabeo, Portfolio Manager of Fixed Income Securities have managed the Portfolio since its inception. Mr. Lobo has been with the Adviser since 1990. Mr. Santoliquido has been with the Adviser since 1993 and prior to that he was at Hilliard Farber and Co. Brokerage. Ms. Bernabeo has been with the Adviser since 1992 and prior to that was at New York University.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees for, and reimburse expenses of, the Portfolio to the extent necessary in order to limit total operating expenses to an annual rate of not more than 1.00% of the Portfolio's average daily net assets. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Portfolio. For the fiscal year ended October 31, 1996, the Adviser received an advisory fee of
 .00% of the Portfolio's average daily net assets, and the Adviser reimbursed expenses equal to .01% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Portfolio's average daily net assets. However, the Portfolio pays the Administrator a minimum annual fee of $75,000, and consequently the annual administration fee the Portfolio pays will exceed .20% of the Portfolio's average daily net assets at low asset levels.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Fund's distributor. No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Portfolio directly through the Transfer Agent at: HGK Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on a day on which the New York Stock Exchange is open for business (a "Business Day"). Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in the Portfolio is $2,000 and subsequent purchases must be at least $1,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to HGK Fixed Income Fund) for $2,000 or more, together with a completed Account Application to the Transfer Agent at: HGK Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009. Third-party checks, credit cards, credit card checks and cash will not be accepted. Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: HGK Funds, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank; ABA #10-10-00695; for Account Number 98-7060-029-3; Further Credit: HGK Fixed Income Fund. The shareholder's name and account number must be specified in the wire.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

Systematic Investment Plan

A shareholder may also arrange for periodic additional investments in the Portfolio through automatic deductions by Automated Clearing House ("ACH") transactions from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $500 per month. An Account Application form may be obtained by calling 1-800-932-7781.

Tax Deferred Investment

The Portfolio is eligible for investment by tax-deferred retirement programs such as 401(k) plans, Simplified Employee Pension Plans ("SEP accounts") and IRAs. The minimum initial investment amount for an account established under such programs is $2,000. All accounts established in the Portfolio under such programs must elect to have all dividends reinvested in the Portfolio.

Redemptions

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after a valid redemption order, in good form, is received. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that the investment being redeemed has been in the shareholder's account for a minimum of 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Systematic Withdrawal Plan

The Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $50,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholder may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Additional Redemption Information

Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Calculation of Net Asset Value

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of 4:00 p.m., Eastern time on any Business Day. The Portfolio will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds and unmanaged indices. The performance of unmanaged indices may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders.
Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

Tax Status of the Portfolio

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; dividends of the Portfolio are not expected to qualify for this deduction. Any net capital gain will be distributed annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholder has held shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions.

Certain securities purchased by the Portfolio (such as STRIPS, defined in "Description of Permitted Investments and Risk Factors" below) are sold with original issue discount and thus generally do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

Trustees of the Fund

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-808-4921.

Dividends and Distributions

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on the first Business Day of each month. Shares purchased begin earning dividends on the Business Day following receipt of funds by the Transfer Agent. Normally, this will occur within two Business Days after an order is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Portfolio are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of some permitted investments for the Portfolio, and the associated risk factors:

Asset-Backed Securities - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

Bankers' Acceptances - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Fixed Income Securities - Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.

Illiquid Securities - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

Mortgage-Backed Securities - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.


Government Pass-Through Securities:  These are securities that are issued or
----------------------------------
guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities:  These are mortgage-backed securities issued by
-------------------------------
a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS") that are rated in one of the top four rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations or multiclass pass-through certificates issued
----
by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the
------
Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Risk Factors:  Due to the possibility of prepayments of the underlying mortgage
------------
instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security.
There can be no assurance that estimated average life will be a security's actual average life.

Repurchase Agreements - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

Restricted Securities - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

Securities of Foreign Governments - The Portfolio may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations of foreign branches of U.S. Banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Securities of Foreign Issuers - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of the Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio.

Time Deposits - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. Government Agencies - Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Instruments - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued and Delayed Delivery Securities - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Obligations - Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                               TABLE OF CONTENTS


SUMMARY......................................................................2
EXPENSE SUMMARY..............................................................4
THE FUND AND THE PORTFOLIO...................................................6
INVESTMENT OBJECTIVE AND POLICIES............................................6
INVESTMENT LIMITATIONS.......................................................8
THE ADVISER..................................................................9
THE ADMINISTRATOR...........................................................10
THE TRANSFER AGENT..........................................................10
THE DISTRIBUTOR.............................................................10
PURCHASE AND REDEMPTION OF SHARES...........................................10
PERFORMANCE.................................................................13
TAXES.......................................................................14
GENERAL INFORMATION.........................................................15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................17

                             AIG MONEY MARKET FUND
                                Class A Shares

                              Investment Adviser:
                         AIG CAPITAL MANAGEMENT CORP.

AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class A shares of the Portfolio. Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined herein). Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio, subject to certain limited exceptions as described on page 10.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 28, 1997

AIG-F-001-03

                                    SUMMARY

The following provides basic information about the Class A shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class B Shares of the Portfolio in a separate prospectus. The Class B shares of the Portfolio have a distribution plan pursuant to Rule 12b-1 and are subject to an annual distribution fee. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Investment Objective? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

What are the Risks Involved with an Investment in the Portfolio? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

What are the Permitted Investments? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company serves as the (the "Distributor") distributor of the Portfolio's shares. See "The
Distributor."

Is There a Sales Load? No, Class A shares of the Portfolio are offered on a no-load basis. See "The Distributor."

Is There a Minimum Investment? There is a minimum investment requirement of $10,000,000 for Class A shares with limited exceptions as described in "Purchase and Redemption of Shares." Class B shares, which are offered through a separate prospectus, have a $25,000 minimum investment requirement. See "Purchase and Redemption of Shares."

How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed
                         -----
with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

How are Dividends Paid? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."


                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
                                                           AIG MONEY MARKET FUND

                                                                   CLASS A
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                      None
Maximum Sales Load Imposed on Reinvested Dividends               None
Deferred  Sales  Load                                            None
Redemption Fees(1)                                               None
Exchange Fees                                                    None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets                    AIG MONEY MARKET FUND
for the most recent fiscal year)

                                                                   CLASS A
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                              .15%
Other Expenses                                                     .17%
--------------------------------------------------------------------------------

Total Operating Expenses (after fee waivers)(2)(3)               .32%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .40%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers or any reimbursements, advisory fees for the Class A shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .42% of the average daily net assets of the Portfolio on an annualized basis.
(3) Total Operating Expenses have been restated to reflect current expenses.

EXAMPLE

                                                        AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
                                         1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
An investor would pay the following
 expenses on a $1,000 investment
 assuming (1) 5% annual return and
 (2) redemption at the end
 of each time period:

CLASS A                                  $3      $10      $18      $41
--------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class A shares. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                             The Advisors' Inner Circle Fund

The following information on Class A shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial
statements as of October 31, 1996.   This table should be read in conjunction
with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-249-7445.

For a Class A share of the Portfolio Outstanding Throughout the Period:

                                                                AIG
                                                           Money Market
                                                               Fund
--------------------------------------------------------------------------------
                                               11/01/95        12/1/94(1)
                                                  to             to
                                               10/31/96       10/31/95
================================================================================
Net Asset Value, Beginning of Period..........    $1.00          $1.00
--------------------------------------------------------------------------------
Income From Investment Operations:

   Net Investment Income......................     0.05           0.05
--------------------------------------------------------------------------------
Total From Investment Operations..............     0.05           0.05
--------------------------------------------------------------------------------
Less Distributions:

Distributions From Net Investment Income......    (0.05)         (0.05)

   Total Distributions........................    (0.05)         (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period................    $1.00          $1.00
--------------------------------------------------------------------------------
Total Return..................................     5.26%          5.75%*
--------------------------------------------------------------------------------
Ratios and Supplemental Data

Net Assets, End Of Period (000)............... $253,865       $313,657

Ratios Of Expenses To Average Net Assets......     0.39%          0.40%*

Ratio Of Expenses To Average Net Assets
   (Excluding Fee Waivers)....................     0.41%          0.47%

Ratio Of Net Investment Income To Average
   Net Assets.................................     5.15%          5.60%*

Ratio Of Net Investment Income to
   Average Net Assets (Excluding Fee Waivers).     5.13%          5.53%*
================================================================================

*  Annualized

(1) The Class A shares of the AIG Money Market Fund commenced operations on December 1, 1994.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class A shares of the Fund's AIG Money Market Fund (the "Portfolio"), a diversified portfolio. The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class B shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments.
Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that both present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors -- Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing;
(v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its net assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio will not invest more than 10% of its total assets in illiquid securities. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All Ages Funds, Inc. and First Global Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. Commencing on October 3, 1996, the Adviser voluntarily agreed to waive 10 basis points (.10%) of its fees and to waive additional fees and/or reimburse certain expenses of the Portfolio to the extent necessary in order to limit net operating expenses to an annual rate of not more than .40% of the average daily net assets of the Class A shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1996, the Adviser received (after a partial fee waiver) a fee equal to .23% of the Portfolio's average daily net assets (prior to October 3, 1996). For the period from October 3, 1996 through the end of the fiscal year, the Adviser received (after a partial fee waiver) a fee equal to .15% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class A shares of the Portfolio are offered without distribution fees.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined below).

Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.


Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio unless: (a) the investor makes an initial investment of at least $5,000,000 and has, in the sole judgment of the Portfolio's distributor and/or any sub-distributor(s), intent and availability of funds to invest $10,000,000 in Class A shares of the Portfolio within three months of the initial investment; (b) the investor's assets are managed pursuant to an investment advisory agreement with a registered investment advisor that is wholly-owned by AIG; or (c) the investor is in one of the following categories: AIG and any company as to which AIG owns more than 19% of the outstanding capital stock, C.V. Starr & Co., Inc. and any of its direct or indirect subsidiaries and affiliates, senior executive officers of AIG and their families (collectively referred to as "AIG Persons"), as well as entities controlled by such AIG Persons, and certain employee benefit plans sponsored by AIG. There is no minimum for subsequent purchases. The minimum investment may be waived at the Distributor's discretion.

Purchases by Wire Transfer

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social
Security number, and address must be specified in the wire.   In addition, an
Account Application should be promptly forwarded to the Transfer Agent at: AIG Money Market Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund. The shareholder's name and account number must be specified in the wire.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order for Class A shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class A shares may be cancelled if federal funds are not received before 3:00 p.m. Eastern time on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject an account application or a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such application or purchase order.

Redemptions

Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividend declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve transfer or Automatic Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

Calculation of Net Asset Value

Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments, using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders.
Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

Tax Status of the Portfolio

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

Tax Status of Distributions

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will inform shareholders annually of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.


GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

Trustees of the Fund

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

Dividends and Distributions

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

The amount of dividends payable on Class A shares will be more than those payable on Class B shares because of the distribution fees paid by Class B shares.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the Portfolio, and the associated risk factors:

Asset-Backed Securities - Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



Bankers' Acceptances - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Commercial Paper - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Eurodollar and Yankee Bank Obligations - Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

Illiquid Securities - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

Obligations of Supranational Entities - Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Repurchase Agreements - Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

Restricted Securities - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

Restraints on Investments by Money Market Funds - Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

Reverse Repurchase Agreements - Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

Standby Commitments and Puts - Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

Securities Lending - In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

Securities of Foreign Issuers - There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

Stripped Government Securities - The Portfolio may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

Time Deposits - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time;

however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. Government Agency Securities - Obligations issued or guaranteed by agencies of the U.S. Government include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Treasury Obligations - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

Variable and Floating Rate Instruments - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued and Delayed Delivery Securities - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

                               TABLE OF CONTENTS

SUMMARY................................................   2
EXPENSE SUMMARY........................................   4
THE FUND AND THE PORTFOLIO.............................   6
INVESTMENT OBJECTIVE AND POLICIES......................   6
INVESTMENT LIMITATIONS.................................   7
THE ADVISER............................................   8
THE ADMINISTRATOR......................................   9
THE TRANSFER AGENT.....................................   9
THE DISTRIBUTOR........................................   9
PURCHASE AND REDEMPTION OF SHARES......................   9
PERFORMANCE............................................  11
TAXES..................................................  12
GENERAL INFORMATION....................................  13
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..  15

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolio:
AIG MONEY MARKET FUND



Adviser:
AIG CAPITAL MANAGEMENT CORP.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1997

                             AIG MONEY MARKET FUND

                                 Class B Shares

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.


AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class B shares of the Portfolio, which are offered to clients of American International Group, Inc. ("AIG"), certain of its subsidiaries and affiliates, and other institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and individual investors.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

February 28, 1997

AIG-F-002-04

                                    SUMMARY

The following provides basic information about the Class B shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class A shares of the Portfolio in a separate prospectus. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Investment Objective? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

What are the Risks Involved with an Investment in the Portfolio? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

What are the Permitted Investments? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company (the "Distributor") serves as the distributor of the Portfolio's shares. See "The
Distributor."

Is There a Sales Load? Class B shares of the Portfolio are offered without a front-end sales charge. However, Class B shares are subject to a distribution fee of .35% of the average daily net assets of the Class B shares. See "The Distributor."

Is There a Minimum Investment? There is a minimum investment requirement of $25,000 which the Distributor may waive at its discretion.

How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

How are Dividends Paid? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
                                                           AIG MONEY MARKET FUND


                                                                     CLASS B
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                              None
Maximum Sales Load Imposed on Reinvested Dividends                   None
Deferred  Sales  Load                                                None
Redemption Fees(1)                                                   None
Exchange Fees                                                        None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets for the             AIG MONEY MARKET FUND
 most recent fiscal year)

                                                                     CLASS B
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                                .15%
12b-1 Fees                                                           .35%
Other Expenses                                                       .17%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)(3)                   .67%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .75%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers or any reimbursements, advisory fees for the Class B shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .77% of the average daily net assets of the Portfolio on an annualized basis.

(3) Total operating expenses have been restated to reflect current expenses.


EXAMPLE
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
                                              1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
An investor would pay the following
 expenses on a $1,000 investment assuming
 (1) 5% annual return and (2) redemption at
 the end of each time period:

CLASS B                                       $7      $21      $37       $83
--------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class B shares. Additional information may be found under "The Adviser" and "The Administrator."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

FINANCIAL HIGHLIGHTS  The Advisors' Inner Circle Fund

The following information on Class B shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-249-7445.

For a Class B share of the Portfolio Outstanding Throughout the Period:

                                                                            AIG
                                                                       Money Market
                                                                           Fund
---------------------------------------------------------------------------------------
                                                           11/01/95        2/16/95(1)
                                                              to             to
                                                           10/31/96       10/31/95
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................   $    1.00      $    1.00
---------------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income.............................        0.05           0.04
---------------------------------------------------------------------------------------
Total From Investment Operations.......................        0.05           0.04
---------------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income...............       (0.05)         (0.04)
     Total Distributions...............................       (0.05)         (0.04)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.........................   $    1.00      $    1.00
---------------------------------------------------------------------------------------
Total Return...........................................        4.89%        5.43%*
---------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000)........................   $ 135,384      $ 120,482
Ratios Of Expenses To Average Net Assets...............        0.74%        0.75%*
Ratio Of Expenses To Average Net Assets (Excluding Fee
Waivers)...............................................        0.77%        0.85%*
Ratio Of Net Income To Average Net Assets..............        4.79%        5.18%*
Ratio Of Net Income to Average
  Net Assets (Excluding Fee Waivers)...................        4.76%        5.08%*
=======================================================================================

*  Annualized

(1) The Class B shares of the AIG Money Market Fund commenced operations on February 16, 1995.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class B shares of the Fund's AIG Money Market Fund (the "Portfolio"), a diversified portfolio. The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class A shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments.
Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that both present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors -- Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing; (v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio will not invest more than 10% of its total assets in illiquid securities. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All

Ages Funds, Inc. and First Global Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. Commencing an October 3, 1996, the Adviser voluntarily agreed to waive 10 basis points (.10%) of its fees and to waive additional fees and/or reimburse certain expenses of the Portfolio to the extent necessary in order to limit net operating expenses to an annual rate of not more than .75% of the average daily net assets of the Class B shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1996, the Adviser received (after a partial fee waiver) a fee equal to .23% of the Portfolio's average daily net assets (prior to October 3, 1996). For the period from October 3, 1996 through the end of the fiscal year, the Adviser received (after a partial fee waiver) a fee equal to .15% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class B shares of the Portfolio are subject to a distribution plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). As provided in the Distribution Agreement and the Class B Plan, the Portfolio pays an annual fee of .35% of the Class B share's average daily net assets to the Distributor as compensation for its services. From this amount the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, other subsidiaries and affiliates of AIG, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of Class B shares or the provision of shareholder services with respect to Class B shares. The Fund intends to operate the Class B Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to federal and state laws.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.

Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). The minimum investment in the Class B shares is $25,000; however, the minimum investment may be waived at the Distributor's discretion. There is no minimum for subsequent purchases.

Purchases by Wire Transfer

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social
Security number, and address must be specified in the wire.   In addition, an
Account Application should be promptly forwarded to the Transfer Agent at: AIG Money Market Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund. The shareholder's name and account number must be specified in the wire.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order for Class B shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class B shares may be cancelled if federal funds are not received before 3:00 p.m. on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject an account application or a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such application or purchase order.

Redemptions

Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividends declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve transfer or Automatic Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

Calculation of Net Asset Value

Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective
yield."   Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested.
The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders.
Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

Tax Status of the Portfolio

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

Tax Status of Distributions

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will inform shareholders annually of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.

GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

Trustees of the Fund

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

Dividends and Distributions

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.



Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Portfolio, and the associated risk factors:

Asset-Backed Securities -- Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



Bankers' Acceptances - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Commercial Paper -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Eurodollar and Yankee Bank Obligations -- Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

Illiquid Securities -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

Obligations of Supranational Entities -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Repurchase Agreements -- Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

Restricted Securities -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

Restraints on Investments by Money Market Funds -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

Reverse Repurchase Agreements -- Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

Standby Commitments and Puts -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

Securities Lending -- In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

Securities of Foreign Issuers -- There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

Stripped Government Securities -- The Portfolio may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

Time Deposits -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies of the U.S. Government include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Treasury Obligations -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

Variable and Floating Rate Instruments -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued and Delayed Delivery Securities -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

                               TABLE OF CONTENTS

SUMMARY.................................................................... 2
EXPENSE SUMMARY............................................................ 4
THE FUND AND THE PORTFOLIO................................................. 6
INVESTMENT OBJECTIVE AND POLICIES.......................................... 6
INVESTMENT LIMITATIONS..................................................... 7
THE ADVISER................................................................ 8
THE ADMINISTRATOR.......................................................... 9
THE TRANSFER AGENT......................................................... 9
THE DISTRIBUTOR........................................................... 10
PURCHASE AND REDEMPTION OF SHARES......................................... 10
PERFORMANCE............................................................... 12
TAXES..................................................................... 13
GENERAL INFORMATION....................................................... 14
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..................... 16

Fund:
THE ADVISORS' INNER CIRCLE FUND



Portfolio:
AIG MONEY MARKET FUND



Adviser:
AIG CAPITAL MANAGEMENT CORP.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:

SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1997

                                FMC SELECT FUND

                              Investment Adviser:
                              FIRST MANHATTAN CO.


This Prospectus offers shares of the FMC Select Fund (the "Fund"), which is a separate series of The Advisors' Inner Circle Fund (the "Trust").

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 28, 1997 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 28, 1997



FMC-F-001-03

                        THE ADVISORS' INNER CIRCLE FUND

                                    SUMMARY

The following provides basic information about the FMC Select Fund (the "Fund"), one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Fund's Investment Objective and Policies? The Fund seeks to obtain a favorable rate of return principally through capital appreciation and to a limited degree through current income by investing in a portfolio of equity and fixed income securities, including money market instruments.

What are the Risks Involved with an Investment in the Fund? An investment in the Fund entails certain risks and considerations of which investors should be aware. The Fund invests in equity and fixed income securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The Fund also may invest in securities that have speculative characteristics. See "Investment Objective," "General Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? First Manhattan Co. (the "Adviser") serves as the investment adviser to the Fund. In addition to advising the Fund, the Adviser provides advisory services to individuals, partnerships, trusts, pension and other employee benefit plans, and eleemosynary and other institutions. See "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

Who is the Transfer Agent? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Who is the Distributor? SEI Financial Services Company (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor."

Is there a Sales Load?  No, shares of the Fund are offered on a no-load basis.

Is there a Minimum Investment? The Fund requires a minimum initial investment of $10,000, and subsequent investments must total $1,000 or more. These minimum purchase requirements may be reduced or waived by the Distributor or for investors who purchase shares of the Fund through omnibus accounts maintained by registered broker-dealers who have executed sub-distribution agreements with the Distributor.

How do I Purchase and Redeem Shares? Purchases and redemptions may be made on days when the New York Stock Exchange is open for business ("Business Days"). A purchase order will be effective as of the Business Day received by the Fund's Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account using wired funds, you must first call 1-800-808-4921. Redemption orders
                                    -----
placed prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The Fund also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are Distributions Paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of quarterly dividends. Any realized capital gain is distributed at least annually. Distributions of net investment income and capital gains are paid in additional shares unless the shareholder elects to take the payment in cash. See "General Information -- Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                 FMC SELECT FUND
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases.............................................None
Sales Load Imposed on Reinvested Dividends..................................None
Deferred  Sales  Load.......................................................None
Redemption  Fees (1)........................................................None
Exchange  Fees..............................................................None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Advisory Fees (after waivers)(2)........................................... .70%
12b-1 Fees................................................................. None
Other Expenses............................................................. .40%
--------------------------------------------------------------------------------
Total Operating Expenses (2)                                               1.10%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive Fund expenses in order to limit the Fund's total operating expenses to a maximum of 1.10% of average daily net assets. The other expenses and total operating expenses shown reflect this voluntary arrangement. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. Absent such waivers, advisory fees and annual total operating expenses for the fiscal period ended October 31, 1996 would have been .80% and 1.20% of average daily net assets, respectively. See "The Adviser."


EXAMPLE
--------------------------------------------------------------------------------
                                          1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
  You would pay the following expenses
  on a $1,000 investment in the Fund      $11      $35       $61       $134
  assuming (1) 5% annual return and (2)
  redemption at the end of each time
  period.
--------------------------------------------------------------------------------

The example is based upon total operating expenses of the Fund after fee waivers as shown in the expense table. The example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                             The Advisors' Inner Circle Fund

The following information on the FMC Select Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Fund's financial statements and additional performance information are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-932-7781.

For a Share of the Portfolio Outstanding Throughout the Period:

                                                                   FMC
                                                                  Select
                                                                   Fund
-----------------------------------------------------------------------------
                                                   11/01/95      5/8/95(2)
                                                      to           to
                                                   10/31/96      10/31/95
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $10.97           $10.00
-----------------------------------------------------------------------------
Income From Investment Operations:
-----------------------------------------------------------------------------
   Net Investment Income.....................        0.14             0.10
-----------------------------------------------------------------------------
   Realized and Unrealized
     Gains on Securities.....................        2.48             0.96
-----------------------------------------------------------------------------
Total From Investment Operations.............        2.62             1.06
-----------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income.....       (0.14)           (0.09)
-----------------------------------------------------------------------------
Distributions from Capital Gains.............       (0.03)              --
-----------------------------------------------------------------------------
     Total Distributions.....................       (0.17)           (0.09)
-----------------------------------------------------------------------------
Net Asset Value, End of Period...............      $13.42           $10.97
-----------------------------------------------------------------------------
Total Return(1)..............................       23.99%           10.60%
-----------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000)..............     $47,909          $27,202
Ratios Of Expenses To Average Net Assets.....        1.10%            1.10%*
Ratio Of Expenses To Average Net Assets
(Excluding Reimbursements)...................        1.20%            1.57%*
Ratio Of Net Investment Income To Average
Net Assets...................................        1.10%            1.96%*
Ratio Of Net Income to Average
Net Assets (Excluding Reimbursements)........        1.00%            1.49%*
Portfolio Turnover Rate......................       24.39%            1.87%
Average Commission Rate (3)..................     $0.0600               --
=============================================================================

*  Annualized

(1)  Total Return is for the period indicated and has not been annualized.

(2)  The FMC Select Fund commenced operations on May 8, 1995.

(3) Average commission rate paid per share for the security purchases and sales on which commissions were paid during the period.

THE TRUST AND THE FUND

The Advisors' Inner Circle Fund (the "Trust") is designed to provide a convenient and economic means of investing in professionally managed portfolios of securities by offering shares in a number of separately-managed mutual funds, each of which is a separate series ("fund") of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the FMC Select Fund (the "Fund"), a diversified portfolio.

INVESTMENT OBJECTIVE

The Fund seeks a favorable rate of return principally through capital appreciation and to a limited degree through current income. There can be no assurance that the Fund will be able to achieve its investment objective.

GENERAL INVESTMENT POLICIES

The Fund invests principally in equity securities, and to a limited degree in fixed income securities, including money market instruments. The Fund ordinarily will invest a predominant portion of its assets (75%-85%) in equity securities and the remainder in fixed income securities, including money market instruments. The exact percentage of the Fund's assets invested in equity and fixed income securities will vary from time to time in accordance with the Adviser's assessment of investment opportunities.

Equity Securities.  The equity securities in which the Fund may invest are
-----------------
common stocks, preferred stocks, and convertible securities of domestic companies, as well as warrants to purchase such securities. The Adviser may also purchase U.S. dollar-denominated equity securities (including Depositary Receipts) and preferred stocks (including preferred stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stocks, and shares of closed-end investment companies. The Fund may purchase equity securities that are traded on registered exchanges or the over-the-counter market in the United States.

In selecting equity securities for the Fund, the Adviser will not attempt to forecast either the economy or the stock market, but rather will focus its efforts on searching out investment opportunities in equity securities of companies with strong balance sheets, favorable returns on equity and businesses of which the Adviser has an understanding, and in equity securities of companies where all of these factors may not be present, but whose shares nevertheless sell at a market valuation below their perceived intrinsic value.

Fixed Income Securities.  The fixed income securities that may be purchased by
-----------------------
the Fund are: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) dollar denominated corporate bonds and debentures of U.S. and foreign companies that are rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Services, Inc. ("Moody's"), or are unrated but of comparable quality as determined by the Adviser; (iii) mortgage-backed securities that are issued or guaranteed by a U.S. Government agency or that are privately-issued collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the top two categories by S&P or Moody's; (iv) high quality commercial paper; (v) securities issued by the Government of Canada and supranational agencies such as the World Bank; (vi) asset-backed securities rated in one of the top two categories by S&P or Moody's; (vii) short-term debt obligations of U.S. and foreign banks; (viii) zero coupon securities; (ix) money market instruments; and (x) repurchase agreements.

Debt rated BBB- by S&P is regarded as having an adequate capacity to pay interest and repay principal. In S&P's view, whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Bonds rated Baa3 by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the view of Moody's, such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. In the event any fixed income security held by the Fund is downgraded below the applicable rating category set forth above, the Adviser will review the security and determine whether to retain or dispose of it.

In selecting fixed income securities for the Fund, the Adviser will seek added returns from the long-term compounding of incremental yields rather than from attempting to anticipate bond market price swings. The sources of incremental returns are (1) the higher yields on corporate and government agency securities compared to U.S. Treasury securities and (2) mispriced prepayment options. The fixed income component of the Fund ordinarily will consist of securities with a duration of up to eight years. Interest rate forecasting will not play a significant role in the Adviser's fixed income investment strategy.

Auxiliary Policies.
------------------

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objective. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

The Fund also may invest up to 5% of its total assets in convertible debt securities rated Caa or higher by Moody's or CCC or higher by S&P, Duff & Phelps Corporation or Fitch Investor Services, Inc. While the Adviser will purchase such securities with a view to the capital appreciation potential associated with the underlying equity security, below investment-grade issues, otherwise known as "junk bonds," present special risks. See the "Description of Permitted Investments and Risk Factors."

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Adviser may invest up to 100% of the Fund's assets in cash or money market instruments.



For a description of the permitted investments of the Fund and the associated risk factors, see "Description of Permitted Investments and Risk Factors." For a description of ratings, see the Appendix to the Statement of Additional Information.

RISK FACTORS

Equity Securities -- Investments in common stocks are subject to market risks
-----------------
which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

Fixed Income Securities -- The market value of fixed income investments will
-----------------------
generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Options -- Risks associated with options transactions include the following: (1)
-------
if hedging, the success of such a strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for an option; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Securities of Foreign Issuers -- There are certain risks connected with
-----------------------------
investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other government restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions of foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and the difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

INVESTMENT LIMITATIONS

The investment objective of the Fund and the investment limitations set forth below and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed as to principal and interest by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in U.S. Government securities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry, (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry, and (iii) supranational entities will be considered to represent one industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets. The Fund will not purchase additional securities while borrowings exceed 5% of its assets.

As relating to investment limitation numbers 1 and 2, the foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISER

First Manhattan Co. is a professional investment management firm organized as a limited partnership that was founded in 1964. Because of the amount of his ownership of the firm's outstanding partnership interests, Mr. David S. Gottesman is deemed to control the Adviser. As of December 31, 1996, the Adviser had management authority with respect to approximately $6 billion of assets. The principal business address of the Adviser is 437 Madison Avenue, New York, New York 10022.

The Adviser serves as the Fund's investment adviser pursuant to an investment advisory agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Fund, the Adviser provides advisory services to individuals, partnerships, trusts, pension and other employee benefit plans, and eleemosynary and other institutions.

Bernard C. Groveman, CFA, and A. Byron Nimocks, general partners of the Adviser since 1994 and 1990, respectively, have managed the equity component of the Fund since the Fund commenced operations. From 1990-1993, Mr. Groveman was a portfolio manager with the Adviser.

William K. McElroy, a Managing Director of the Adviser, has managed the fixed income component of the Fund since the Fund commenced operations. Mr. McElroy has been a portfolio manager with the Adviser since 1987.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fee in order to limit total operating expenses of the Fund to not more than 1.10% of its average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver at any time. For the fiscal year ended October 31, 1996, the Adviser received a fee (after waiver) equal to .70% of the Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets. The Administrator's fee is subject to an annual minimum of $75,000.

The Administrator also serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of the Fund.

FUND TRANSACTIONS

The Advisory Agreement authorizes the Adviser to select broker-dealers that will execute the purchase or sale of securities for the Fund and directs the Adviser to seek to obtain the best net results. The Fund expects to execute all or a substantial portion of its brokerage or other agency transactions through the Adviser, and may execute agency transactions through the Distributor, for which each may receive usual and customary compensation.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: FMC Select Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009, or by contacting the Adviser. Shareholders may place purchase and redemption orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on days when the New York Stock Exchange is open for business (a "Business Day"). Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in the Fund is $10,000, and subsequent purchases must be at least $1,000. These minimum purchase requirements may be reduced or waived by the Distributor or for investors who purchase shares of the Fund through omnibus accounts maintained by registered broker-dealers who have executed sub-distribution agreements with the Distributor. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $100.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the FMC Select Fund) for $10,000 or more, together with a completed Account Application, to the Transfer Agent at: FMC Select Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009. Third-party checks, credit cards, credit card checks and cash will not be accepted. Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 9870601087; Further Credit: FMC Select Fund. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: FMC Select Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Redemptions

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that the investment being redeemed has been in the shareholder's account for a minimum of 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or Automated Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Trust does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Systematic Withdrawal Plan -- The Fund offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $25,000 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Additional Redemption Information -- Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Calculation of Net Asset Value -- The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. The Fund will use a pricing service to provide market quotations. With respect to fixed income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

 PERFORMANCE

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), or by financial and business publications and periodicals, broad groups of comparable mutual funds and unmanaged indices. The performance of unmanaged indices may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Fund will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus generally do not make periodic cash interest payments. The Fund will be required to include as part of its current income a portion of the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell fund securities to distribute such accreted income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain state-specific conditions are satisfied. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax. Such distributions will be invested in additional shares of the Fund unless the investor has chosen to receive distributions in cash.

A sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end investment management company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series of shares. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds. Information regarding the other funds of the Trust is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

As of February 19, 1997, the First Manhattan Co. Thrift Plan and Trust (New York, NY), the participants in which are the partners and employees of the Adviser, owned a controlling interest in the Fund as defined by the Investment Company Act of 1940, as amended.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually to shareholders of record for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries not involving orders to purchase or redeem shares may be directed to the FMC Select Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781. Purchases and redemptions of shares may be made through the Transfer Agent by calling 1-800-808-4921.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gain) of the Fund is distributed in the form of quarterly dividends. Shareholders of record on the last Business Day of each quarter will be entitled to receive the
quarterly dividend distribution.   If any capital gain is realized,
substantially all of it is distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis.
The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 serves as the custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of certain permitted investments and associated risk factors for the Fund:

Asset-Backed Securities -- Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



Bank Obligations -- Debt obligations issued by U.S. and foreign banks, including bankers' acceptances (bills of exchange or time draft drawn on and accepted by commercial banks and used by corporations to finance the shipment and storage of goods and to furnish dollar exchange), certificates of deposit (negotiable interest bearing instruments with specific maturities issued by banks and savings and loan institutions in exchange for the deposit of funds), and time deposits (non-negotiable receipts issued by banks in exchange for the deposit of funds that earn a specified rate of interest over a definite period of time).

Commercial Paper -- Unsecured short-term promissory notes issued by corporations and other entities. The maturities on these issues vary from a few days to nine months.

Convertible Securities -- Convertible securities have characteristics of both fixed income and equity securities. Because of the conversion feature (which may be mandatory or optional), the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

High Risk, High Yield Convertible Securities -- Fixed income securities
--------------------------------------------
(including convertible securities) rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Corporate Bonds -- Debt instruments issued by a private corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features: (1) they are taxable; (2) they have a par value of $1,000; and (3) they have a term maturity. They are sometimes traded on major exchanges.

Equity Securities -- Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund may therefore be more suitable for long-term investors.

Fixed Income Securities -- The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

Futures Contracts and Options on Futures Contracts -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset
                                          ---- ----
changes in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to accept, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

Investment Company Securities -- The Fund's purchase of investment company securities will result in the layering of expenses. The Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Money Market Instruments -- These high quality, short-term debt instruments consist of U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by high quality banks or savings & loan associations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

Mortgage Backed Securities -- The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. Government agency. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund may also purchase collateralized mortgage obligations and real estate mortgage investment conduits issued by governmental and non-governmental entities. The mortgages backing these securities include conventional 30 year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage backed securities' market value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment rates of the underlying mortgages fluctuate, it is not possible to predict accurately the average life or anticipated yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

Options -- A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its fund or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. When purchasing put and call options, the Fund pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Fund may purchase and write options only on an exchange.

Risk Factors.  Risks associated with options transactions include:  (1) the
------------
success of a hedging strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements -- Repurchase Agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered to be loans by the Fund.

Securities of Foreign Issuers -- The Fund will purchase only those securities of foreign issuers (including American Depositary Receipts or "ADRs") that are traded on registered exchanges or the over-the-counter market in the United States. ADRs are typically issued by a U.S. financial institution and evidence ownership of underlying securities issued by a foreign issuer. Investments in securities of foreign issuers are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those respecting domestic securities issuers.

Securities Lending -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. Government Securities -- Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA obligations) or are guaranteed by the Treasury. Issues of other agencies or instrumentalities are supported only by the issuing agency's right to borrow from the Treasury or by the credit of the agency or instrumentality (e.g., FNMA). Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. Treasury Securities -- U.S. Treasury securities consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable and Floating Rate Securities -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

When-Issued Transactions -- The Fund may enter into forward commitments or purchase securities on a when-issued basis, in which case delivery and payment normally take place at a future date. The interest rate on these securities is fixed as of the purchase date although no interest accrues until the settlement date. These securities are subject to market fluctuation due to changes in market interest rates during the period between the purchase date and the delivery date.

Zero Coupon Securities -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.


Please see the Statement of Additional Information for more information about the permitted investments of the Fund.

                               TABLE OF CONTENTS


SUMMARY................................................................    2
EXPENSE SUMMARY........................................................    4
FINANCIAL HIGHLIGHTS...................................................    5
THE TRUST AND THE FUND.................................................    6
INVESTMENT OBJECTIVE...................................................    6
GENERAL INVESTMENT POLICIES............................................    6
RISK FACTORS...........................................................    8
INVESTMENT LIMITATIONS.................................................    9
THE ADVISER............................................................    9
THE ADMINISTRATOR......................................................   10
THE TRANSFER AGENT.....................................................   10
THE DISTRIBUTOR........................................................   10
FUND TRANSACTIONS......................................................   11
PURCHASE AND REDEMPTION OF SHARES......................................   11
PERFORMANCE............................................................   13
TAXES..................................................................   14
GENERAL INFORMATION....................................................   15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..................   17

Fund:
FMC SELECT FUND



Adviser:
FIRST MANHATTAN CO.



Trust:
THE ADVISORS' INNER CIRCLE FUND



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ARTHUR ANDERSEN LLP



February 28, 1997

                                     Fund:
                        THE ADVISORS' INNER CIRCLE FUND

                                  Portfolios:
                        CLOVER CAPITAL EQUITY VALUE FUND
                        CLOVER CAPITAL FIXED INCOME FUND
                      CLOVER CAPITAL SMALL CAP VALUE FUND

                              Investment Adviser:
                        CLOVER CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus and relates only to the Clover Capital Equity Value Fund (the "Equity Value Portfolio"), Clover Capital Small Cap Value Fund (the "Small Cap Value Fund") and Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") (each a "Portfolio" and collectively, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisor's Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' prospectus dated February 28, 1997. Prospectuses for the Portfolios may be obtained by calling 1-800-932-7781.


                               TABLE OF CONTENTS

THE FUND..............................................................S - 2
DESCRIPTION OF PERMITTED INVESTMENTS..................................S - 2
INVESTMENT LIMITATIONS................................................S - 6
THE ADVISER...........................................................S - 9
THE ADMINISTRATOR....................................................S - 10
THE DISTRIBUTOR......................................................S - 11
TRUSTEES AND OFFICERS OF THE FUND....................................S - 12
COMPUTATION OF YIELD AND TOTAL RETURN................................S - 15
PURCHASE AND REDEMPTION OF SHARES....................................S - 16
DETERMINATION OF NET ASSET VALUE.....................................S - 16
TAXES................................................................S - 17
PORTFOLIO TRANSACTIONS...............................................S - 18
DESCRIPTION OF SHARES................................................S - 21
SHAREHOLDER LIABILITY................................................S - 21
LIMITATION OF TRUSTEES' LIABILITY....................................S - 22
5% SHAREHOLDERS......................................................S - 22
EXPERTS..............................................................S - 23
FINANCIAL STATEMENTS.................................................S - 23
APPENDIX..............................................................A - 1

February 28, 1997

THE FUND

This Statement of Additional Information relates only to the Clover Capital Equity Value Fund (the "Equity Value Portfolio"), Clover Capital Small Cap Value Fund (the "Small Cap Value Portfolio") and Clover Capital Fixed Income Fund (the "Fixed Income Portfolio") (each a "Portfolio"). Each Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fixed Income Portfolio may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fixed Income Portfolio may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the top two categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs typically are issued with a number of classes or series which have different maturities and which are retired using cash flow from underlying collateral according to a specified plan.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Fixed Income Portfolio may invest in securities secured by asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The Fixed Income and Small Cap Value Portfolios may also invest in real estate investment trusts ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, he or she will bear not only his or her proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs.

A Portfolio may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Certain of the investments of the Portfolios may include U.S. Government agency securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

Certain of the investments of the Portfolios may include bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certain of the investments of the Portfolios may include certificates of deposit which are negotiable interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

Certain of the investments of the Portfolios may include time deposits which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, they earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Certain of the investments of the Portfolios may include commercial paper instruments which are unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary generally from a few days to nine months.

The Fixed Income Portfolio may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fixed Income Portfolio. The Adviser will monitor on an ongoing basis the earnings power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or a primary securities dealer, as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by each Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolios, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolios are treated as an unsecured creditor and are required to return the underlying security to the seller's estate.

The Fixed Income Portfolio may invest in U.S. dollar denominated fixed income securities of foreign issuers which are traded in the United States. In addition, the Equity Value Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fixed Income Portfolio may purchase obligations of supranational agencies. Currently, the Portfolio only intends to invest in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

It is an operating policy of the Equity Value and Fixed Income Portfolios not to write or purchase puts, calls, options or combinations thereof.

The Equity Value and Small Cap Value Portfolios may invest in warrants in accordance with the Prospectus.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Portfolio which cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

Each Portfolio may not:

1.  Invest in companies for the purpose of exercising control.

2. Make loans, except that a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and a Portfolio may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

3. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

6. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The Equity Value and Fixed Income Funds may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as disclosed in the fundamental policies described in the Prospectus in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts that deal in real estate or interests therein pursuant to a Portfolio's investment objective and policies.

5. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

6. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

The Small Cap Value Fund may not:

1. With respect to 75% of its assets, acquire more than 10% of the voting securities of any one issuer.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300% All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by 2 above.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts, provided that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that can invest in real estate or commodities, institutions that issue mortgages and real estate investment trusts pursuant to a Portfolio's investment objective and policies.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

In addition to the non-fundamental investment policies described elsewhere in the Prospectus and Statement of Additional Information, the following investment limitations are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

The Equity Value and Fixed Income Funds

1. No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of a portfolio's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

2. No Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or pursuant to an order of exemption therefrom.

Except for non-fundamental policy number 1, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

The Small Cap Value Fund

1. The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

2. The Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or pursuant to an order of exemption therefrom.

Except for non-fundamental policy number 1, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

The Fund and Clover Capital Management, Inc. have entered into an advisory agreement dated November 14, 1991 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal years ended October 31, the Portfolios paid the following advisory fees:


                               Advisory Fees Paid           Advisory Fees Waived
------------------------------------------------------------------------------------------------
                            1994      1995      1996      1994      1995      1996
------------------------------------------------------------------------------------------------
Equity Value Portfolio    $110,578  $238,624  $437,862  $30,260   $39,599     $73,383
------------------------------------------------------------------------------------------------
Fixed Income Portfolio    $      0  $      0  $ 23,932  $38,976*  $68,168*    $53,322
------------------------------------------------------------------------------------------------
Small Cap Portfolio       N/A       N/A       $      0  N/A       N/A         $14,442**
------------------------------------------------------------------------------------------------

*Reimbursement of fees by the Adviser in the amount of $16,812 and $17,918 with respect to the Fixed Income Portfolio for the fiscal years of 1995 and 1994, respectively.

**Reimbursement of fees by the Adviser in the amount of $51,578 with respect to the Small Cap Portfolio for the fiscal year of 1996.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

For the fiscal years ended October 31, the Portfolios paid the following administrative fees:

                          Administrative Fees Paid
--------------------------------------------------------------------
                          1994             1995             1996
--------------------------------------------------------------------
Equity Value Portfolio    $50,000          $73,770          $138,175
--------------------------------------------------------------------
Fixed Income Portfolio    $50,000          $49,962          $ 50,022
--------------------------------------------------------------------
Small Cap Portfolio       N/A              N/A              $ 33,606
--------------------------------------------------------------------

THE DISTRIBUTOR

CCM Securities, Inc. (the "Distributor"), and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will receive no compensation for distribution of shares of any Portfolio. The Distributor, a New York corporation, is a wholly-owned subsidiary of the Adviser.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the
laws of the Commonwealth of Massachusetts.   The Fund pays the fees for
unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).
----------------------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees, including compensation and reimbursement for expenses for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.


====================================================================================================================================

                                                                                                              Total Compensation
                                                                                                              From Registrant and
                               Aggregate Compensation                                                         Fund Complex* Paid
                               From Registrant for the Fiscal   Pension or Retirement     Estimated Annual    to Trustees for the
                               Year Ended October 31,           Benefits Accrued as       Benefits Upon       Fiscal Year Ended
Name of Person, Position       1996                             Part of Fund Expenses     Retirement          1996
------------------------------------------------------------------------------------------------------------------------------------

John T. Cooney                    $9,859                               N/A                   N/A                $9,859 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Frank E. Morris                  $10,006                               N/A                   N/A                $10,006 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Robert Patterson                 $10,006                               N/A                   N/A                $10,006 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                 $10,006                               N/A                   N/A                $10,006 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey, Esq.            $10,006                               N/A                   N/A                $10,006 for
                                                                                                                services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran, Esq            $0                                    N/A                   N/A                $0 for services on
                                                                                                                1 board
------------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher                 $0                                    N/A                   N/A                $0 for services on
                                                                                                                1 board
====================================================================================================================================


COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1996, yields were 1.25% for the Equity Value Portfolio, 5.98% for the Fixed Income Portfolio, and 0% for the Small Cap Portfolio, respectively.

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T =
average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1996 and for the period from December 6, 1991 (commencement of operations) through October 31, 1996, the total return was 16.47% and 15.53% for the Equity Value Portfolio and 6.26% and 7.87% for the Fixed Income Portfolio, respectively. For the fiscal period from February 28, 1996 (commencement of operations) through October 31, 1996 the total return of the Small Cap Portfolio was 13.60% (annualized).

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis. Currently, the Fund is closed when the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Portfolio that such shareholder is not subject to backup withholding.

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of a Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio. For the Fiscal year ended October 31, 1996: i) the Equity Value Portfolio directed transactions amounting to $43,497,106 to broker-dealers for research services, and paid commissions of $112,645 on those transactions; the Fixed Income Portfolio directed transactions amounting to $0 to broker-dealers for research services, and paid commissions of $0 on those transactions; and the Small Cap Value Portfolio directed transactions amounting to $529,643 to broker-dealers for research services, and paid commissions of $5,825 on those transactions.

It is possible that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years October 31, 1994 and 1995, the Equity Value Fund paid SEI Financial Services Company ("SFS"), prior Distributor of the Portfolios brokerage commissions in the aggregate amount of $0 and $2,512. For the fiscal year ended October 31, 1995, the commissions the Equity Value Fund paid to SFS represented 2% of the aggregate brokerage commissions which were paid on transactions that represented 55% of the aggregate dollar amount of transactions that incurred commissions paid by that Portfolio during such period. Aggregate brokerage commissions paid by the Equity Value Fund for the fiscal years ended October 31, 1994 and 1995 were $46,917 and $136,995, respectively. For the fiscal years ended October 31, 1994 and 1995, the Fixed Income Fund pais SFS brokerage commissions in the aggregate amount of $0 and $411. For the fiscal year ended October 31, 1995, the commission the Fixed Income Fund paid to SFS represented 100% of the aggregate brokerage commissions which were paid on transactions that represented 42% of the aggregate dollar amount of transactions that incurred commissions paid by the Portfolio during such period. Aggregate brokerage commissions paid by the Fixed Income Fund for the fiscal years ended October 31, 1994 and 1995 were $0 and $411, respectively. For the fiscal year ended October 31, 1996, the Portfolios paid brokerage commissions, as follows:


=======================================================================================================================
                                                                                                     Total
                                                                                                   Brokerage
                                       Total $ Amount                          Total $            Commissions
                           Brokerage    of Brokered         Brokerage         Amount of         paid to SFS in
          Fund            Commissions   Transactions     Commissions Paid     Brokered            Connection
                            Paid          for Last        to Affiliates      Transactions            With
                                            Year                            With Affiliate        Repurchase
                                                                             for Last Year        Agreement
                                                                                                 Transactions
                                                                                                For Last Year
-----------------------------------------------------------------------------------------------------------------------
Equity Value Portfolio    $152,253     $54,101,590        $0                $0                 $3,360
-----------------------------------------------------------------------------------------------------------------------
Fixed Income              $0           $0                 $0                $0                 $265
Portfolio
-----------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio       $22,829      $4,164,807         $0                $0                 $108
=======================================================================================================================

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolios' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolios are required to identify any securities of their "regular brokers or dealers" (as such term is defined in the 1940 Act), which the Portfolios have acquired during their most recent fiscal year. As of October 31, 1996, the Equity Value, Fixed Income and Small Cap Value Portfolios held $10,483,623; $589,302; and $230,302, respectively, of tri-party repurchase agreements with Lehman Brothers.

For the fiscal years ended October 31, 1995 and 1996, the portfolio turnover rate for each of the Portfolios was as follows:

======================================================================================
                                                           TURNOVER RATE

            PORTFOLIO                                   1996              1995
--------------------------------------------------------------------------------------
Equity Value Portfolio                                51.36%            84.76%
--------------------------------------------------------------------------------------
Fixed Income Portfolio                                24.52%            35.84%
--------------------------------------------------------------------------------------
Small Cap Portfolio                                   14.17%              N/A
======================================================================================

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

Clover Capital Fixed Income Fund.


Shareholder                       Number of Shares    %
Clover Capital Management, Inc.   145,451.271            6.59%
Employee 401K Savings & Deferred
Profit Sharing Plan
11 Tobey Village Office Park
Pittsford, NY 14534-1755

Clover Capital Small Cap Value Fund Shareholder

Clover Capital Management, Inc.    77,843.877           14.56%
Employee 401K Savings & Deferred
Profit Sharing Plan
11 Tobey Village Office Park
Pittsford, NY 14534-1755


The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1996 Annual Report to shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

                                     Fund:
                        THE ADVISORS' INNER CIRCLE FUND

                                  Portfolios:
                          WHITE OAK GROWTH STOCK FUND
                         PIN OAK AGGRESSIVE STOCK FUND

                              Investment Adviser:
                              OAK ASSOCIATES LTD.

This Statement of Additional Information is not a prospectus and relates only to the White Oak Growth Stock Fund (the "White Oak Portfolio") and Pin Oak Aggressive Stock Fund (the "Pin Oak Portfolio")(each a "Portfolio" and collectively, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated February 28, 1997. The Prospectus for the Portfolios may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE FUND.................................................................S - 2
DESCRIPTION OF PERMITTED INVESTMENTS.....................................S - 2
INVESTMENT LIMITATIONS...................................................S - 3
THE ADVISER..............................................................S - 6
THE ADMINISTRATOR........................................................S - 6
THE DISTRIBUTOR..........................................................S - 7
TRUSTEES AND OFFICERS OF THE FUND........................................S - 8
COMPUTATION OF YIELD AND TOTAL RETURN...................................S - 11
PURCHASE AND REDEMPTION OF SHARES.......................................S - 12
DETERMINATION OF NET ASSET VALUE........................................S - 13
TAXES...................................................................S - 13
PORTFOLIO TRANSACTIONS..................................................S - 15
DESCRIPTION OF SHARES...................................................S - 17
SHAREHOLDER LIABILITY...................................................S - 17
LIMITATION OF TRUSTEES' LIABILITY.......................................S - 17
5% SHAREHOLDERS.........................................................S - 18
EXPERTS.................................................................S - 18
FINANCIAL STATEMENTS....................................................S - 18
APPENDIX.................................................................A - 1

February 28, 1997

OAK-F-011-06

THE FUND

This Statement of Additional Information relates only to the White Oak Growth Stock Fund (the "White Oak Portfolio") and Pin Oak Aggressive Stock Fund (the "Pin Oak Portfolio") (each a "Portfolio"). Each Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

Investment Company Shares

Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of CMOs constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

Options

It is an operating policy of the Portfolios not to write or purchase puts, calls, options or combinations thereof.

Warrants

A Portfolio may invest in warrants in accordance with the Prospectus.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Portfolio that cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely for temporary liquidity or emergency purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and the Portfolio may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts, provided that this shall not prevent the Portfolio from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, real estate investment trusts which deal in real estate or interests therein pursuant to the Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

Non-Fundamental Policies

The following investment limitations of each Portfolio are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. A Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Portfolio's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

2. No Portfolio may invest its assets in securities or any investment company, except as permitted by the 1940 Act or pursuant to an order of exemption therefrom.

THE ADVISER

The Fund and Oak Associates Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal years ended October 31, 1994, 1995 and 1996, the Adviser received the following advisory fees:

                  Fees Paid                 Fees Waived                Fees Reimbursed
-------------------------------------------------------------------------------------------
Portfolio    1994    1995    1996     1994     1995     1996       1994     1995    1996
-------------------------------------------------------------------------------------------
White Oak    $   0  $    0  $29,362  $42,884  $53,199  $88,667   $30,833  $25,326  $   0
-------------------------------------------------------------------------------------------
Pin Oak      $   0  $7,803  $44,515  $67,198  $77,724  $98,194   $ 3,304  $     0  $   0
-------------------------------------------------------------------------------------------

The continuance of the Advisory Agreement as to any Portfolio must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Fund Resources (the" Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.


             Administrative Fees Paid
             -------------------------
              1994     1995     1996
--------------------------------------
White Oak    $50,000  $50,001  $50,030
--------------------------------------
Pin Oak      $50,000  $50,001  $50,030
--------------------------------------

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of any Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988.

Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

----------------------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.


==============================================================================================================================
                                                                                                         Total Compensation
                                                                                                         From Registrant
                                                                                                         and Fund Complex
                              Aggregate Compensation       Pension or                                    Paid to Trustees
                              From Registrant for the      Retirement Benefits      Estimated Annual     for the Fiscal Year
                              Fiscal Year Ended            Accrued as Part of       Benefits Upon        Ended October 31,
 Name of Person, Position     October 31, 1996             Fund Expenses            Retirement           1996
------------------------------------------------------------------------------------------------------------------------------
John T. Cooney                      $9,859                       N/A                      N/A            $9,859 for
                                                                                                         services on 1 board
------------------------------------------------------------------------------------------------------------------------------
Frank E. Morris                    $10,006                       N/A                      N/A            $10,006 for
                                                                                                         services on 1 board
------------------------------------------------------------------------------------------------------------------------------
Robert Patterson                   $10,006                       N/A                      N/A            $10,006 for
                                                                                                         services on 1 board
------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters                   $10,006                       N/A                      N/A            $10,006 for
                                                                                                         services on 1 board
------------------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.              $10,006                       N/A                      N/A            $10,006 for
                                                                                                         services on 1 board
------------------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.             $0                            N/A                      N/A            $0 for services on 1
                                                                                                         board
------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher                   $0                            N/A                      N/A            $0 for services on 1
                                                                                                         board
==============================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1996, the Portfolios' yields were .28% for the White Oak Portfolio and 0% for the Pin Oak Portfolio.

The total return of a Portfolio refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1996 and for the period from August 3, 1992 (commencement of operations) through October 31, 1996, the total return for the Portfolios was 21.33% and 20.67% for the White Oak Portfolio, and (1.39)% and 13.44% for the Pin Oak Portfolio, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of each Portfolio are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolios are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) each Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Portfolio that such shareholder is not subject to backup withholding.

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for each Portfolio. Each Portfolio will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Portfolio best price and execution or other services which are of benefit to the Portfolio.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio.

It is expected that a Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


============================================================================================================
                                                Total $ Amount                          Total $ Amount of
                                                  of Brokered                                Brokered
                                                 Transactions            Brokerage      Transactions With
                             Brokerage             for Last          Commissions Paid   Affiliate for Last
          Fund            Commissions Paid           Year              to Affiliates           Year
          ----          ------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 White Oak                   $9,810             $9,673,456           $0                  $0
------------------------------------------------------------------------------------------------------------
 Pin Oak                     $5,004             $2,941,022           $0                  $0
============================================================================================================


Because neither Portfolio markets its shares through intermediary brokers or dealers, it is not either Portfolio's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolios are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Portfolios have acquired during their most recent fiscal year. As of October 31, 1996, the White Oak Portfolio held $402,000 of equity securities of Morgan Stanley Group.

For the fiscal years ended October 31, 1995 and 1996, the portfolio turnover rate for each of the Portfolios was as follows:

================================================================================

                                                        TURNOVER RATE
                                          --------------------------------------
          PORTFOLIO                             1996                  1995
--------------------------------------------------------------------------------
White Oak Portfolio                             8.07%                22.43%
--------------------------------------------------------------------------------
Pin Oak Portfolio                              31.65%                49.28%
================================================================================


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

White Oak Growth Stock Fund.

Shareholder                        Number of Shares       %
-----------                        ----------------       -
Charles Schwab & Co. Inc.          1,134,274.547          40.79%
Spec Cust Acct F/B/O Customers
101 Montgomery Street
San Francisco, CA  94104

Pin Oak Aggressive Stock Fund.

Shareholder                        Number of Shares       %
-----------                        ----------------       -
Charles Schwab & Co. Inc.            315,300.980          20.07%
Spec Cust Acct F/B/O Customers
101 Montgomery Street
San Francisco, CA  94104

The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

                                     Fund:
                        THE ADVISORS' INNER CIRCLE FUND

                                   Portfolio:
                             HGK FIXED INCOME FUND

                              Investment Adviser:
                           HGK ASSET MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus and relates only to the HGK Fixed Income Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated February 28, 1997. The Prospectus for the Portfolio may be obtained by calling 1-800-932-7781.




                               TABLE OF CONTENTS

THE FUND................................................................ S - 2
DESCRIPTION OF PERMITTED INVESTMENTS.................................... S - 2
INVESTMENT LIMITATIONS.................................................. S - 3
THE ADVISER............................................................. S - 4
THE ADMINISTRATOR....................................................... S - 5
THE DISTRIBUTOR......................................................... S - 6
TRUSTEES AND OFFICERS OF THE FUND....................................... S - 6
COMPUTATION OF YIELD AND TOTAL RETURN.................................. S - 10
PURCHASE AND REDEMPTION OF SHARES...................................... S - 11
DETERMINATION OF NET ASSET VALUE....................................... S - 11
TAXES.................................................................. S - 11
PORTFOLIO TRANSACTIONS................................................. S - 13
DESCRIPTION OF SHARES.................................................. S - 15
SHAREHOLDER LIABILITY.................................................. S - 16
LIMITATION OF TRUSTEES' LIABILITY...................................... S - 16
5% SHAREHOLDERS........................................................ S - 16
EXPERTS................................................................ S - 17
FINANCIAL STATEMENTS................................................... S - 17


February 28, 1997

HGK-F-002-03

THE FUND

This Statement of Additional Information relates only to the HGK Fixed Income Fund (the "Portfolio"). The Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectus.

Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. The Portfolio can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Portfolio may use the longer of the period required before the Portfolio is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity of the instrument. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the Prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Portfolio may be restricted securities and the Adviser may invest up to 15% of the net assets of the Portfolio in restricted securities provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A promulgated under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are not subject to the foregoing limit on restricted securities.

Certain U.S. Government agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.
Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or supported by the issuing agency's right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality.

INVESTMENT LIMITATIONS

The Portfolio may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

9. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls, options or combinations thereof or invest in warrants.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and HGK Asset Management Inc. (the "Adviser") have entered into an advisory agreement dated August 15, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal period ended October 31, 1995 and fiscal year ended October 31, 1996, the Adviser was paid $0 and $0, respectively, waived fees of $39,390 and $58,143 respectively, and reimbursed expenses of $68,886 and $1,464, respectively.

To the extent the Portfolio purchases securities of open end investment companies, the Adviser will waive its advisory fee on that portion of the Portfolio's assets invested in such securities.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until August 15, 1999 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Administrator received fees of $74,589 and $75,034 respectively, for the Portfolio.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of any Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-

1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-
1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

-----------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended October 31, 1996.


====================================================================================================================================

                                                                                                               Total Compensation

                                                                                                               From Registrant and
                            Aggregate                                                                          Fund Complex* Paid
                            Compensation From              Pension or Retirement      Estimated Annual         to Trustees for the
  Name of Person,           Registrant for the Fiscal      Benefits Accrued as        Benefits Upon            Fiscal Year
  Position                  Year Ended                     Part of Fund               Retirement               Ended October 31,
                            October 31, 1996               Expenses                                            1996
------------------------------------------------------------------------------------------------------------------------------------

  John T. Cooney            $ 9,859                              N/A                      N/A                  $9,859 for
                                                                                                               services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

  Frank E. Morris           $10,006                              N/A                      N/A                  $10,006 for
                                                                                                               services on 1 board
------------------------------------------------------------------------------------------------------------------------------------

  Robert Patterson          $10,006                              N/A                      N/A                  $10,006
                                                                                                               for services on 1
                                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

  Eugene B. Peters          $10,006                              N/A                      N/A                  $10,006
                                                                                                               for services on 1
                                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

  James M. Storey, Esq.     $10,006                              N/A                      N/A                  $10,006
                                                                                                               for services on 1
                                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

  William M. Doran, Esq.    $     0                              N/A                      N/A                  $0 for service on 1
                                                                                                               board
------------------------------------------------------------------------------------------------------------------------------------

  Robert A. Nesher          $     0                              N/A                      N/A                  $0 for service on 1
                                                                                                               board
====================================================================================================================================


COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1996, the Portfolio's yield was 6.09%.




The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1996 and for the period from November 3, 1994 (commencement of operations) through October 31, 1996, the total return was 4.29% and 9.99%, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short-and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Portfolio generally would be eligible for the corporate dividend received deduction.

State Taxes

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal period ended October 31, 1996, the Portfolio directed no transactions to broker-dealers for research services.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

====================================================================================================================================

                                  Total $ Amount                               Total $ Amount of       Total Brokerage
                                   of Brokered                                      Brokered           Commissions Paid
                                   Transactions             Brokerage          Transactions With          to SFS in
         Brokerage                  for Last            Commissions Paid      Affiliate for Last      Connection With
      Commissions Paid                 Year               to Affiliates               Year                Repurchase
                                                                                                          Agreement
                                                                                                       Transactions for
                                                                                                           Last Year
------------------------------------------------------------------------------------------------------------------------------------

      $695                        $2,064,750            $0                    $0                      $190
====================================================================================================================================


Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1996, the Portfolio held $488,094 of debt securities issued by Lehman Brothers; $633,490 of tri-party repurchase agreements with Lehman Brothers; and $177,188 of debt securities issued by Paine Webber.

For the fiscal years ended October 31, 1995 and 1996, the portfolio turnover rate for the Portfolio was 300.48% and 264.02%, respectively.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties .

5% SHAREHOLDERS

As of February 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios.

HGK Fixed Income Fund

Shareholder                       Number of Shares        %

Sam Agatittee                     149,306.480             11.55%
Laborers Local #322
General Fund
P.O. Box 361
Massena, NY  13662

West Chester Heavy Construction   124,043.305             9.59%

Local 60 General Fund
c/o Joseph Dominick
140 Broadway
Hawthorne, NY  10532

Mechanical Contractors Association        73,309.885                   5.67%
of Eastern Pennsylvania, Inc.
Industry Fund
1601 Market Street
Philadelphia, PA  19103

Laborers' Local Counsel                   64,895.743                   5.02%
Training & Education Fund
c/o Victor Mandia
305 C. Little Britain Road
Newburgh, NY  12550





The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                             AIG MONEY MARKET FUND

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

This Statement of Additional Information is not a prospectus and relates only to the Class A and Class B shares of the AIG Money Market Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio. This Statement of Additional Information should be read in conjunction with the Portfolio's Prospectuses dated February 28, 1997, as amended or supplemented from time to time. A copy of the Prospectuses for the Class A and Class B shares of the Portfolio may be obtained by calling 1-800-249-7445.

                               TABLE OF CONTENTS

THE FUND.....................................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................  2
INVESTMENT LIMITATIONS.......................................................  3
THE ADVISER..................................................................  4
THE ADMINISTRATOR............................................................  5
THE DISTRIBUTOR..............................................................  6
TRUSTEES AND OFFICERS OF THE FUND............................................  7
COMPUTATION OF YIELD AND TOTAL RETURN........................................ 10
PURCHASE AND REDEMPTION OF SHARES............................................ 11
DETERMINATION OF NET ASSET VALUE............................................. 11
TAXES........................................................................ 13
PORTFOLIO TRANSACTIONS....................................................... 15
DESCRIPTION OF SHARES........................................................ 16
SHAREHOLDER LIABILITY........................................................ 17
LIMITATION OF TRUSTEES' LIABILITY............................................ 17
5% SHAREHOLDERS.............................................................. 17
FINANCIAL STATEMENTS......................................................... 19
APPENDIX.....................................................................A-1

February 28, 1997

AIG-F-003-03

THE FUND

This Statement of Additional Information relates only to the AIG Money Market Fund (the "Portfolio"). The Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end management investment company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Shares of the Portfolio may be purchased through two separate classes (Class A and Class B) which provide for variations in distribution fees, voting rights and dividends. Except for these differences, each share of the Portfolio represents an equal proportionate interest in the Portfolio. See "Description of Shares." No investment in shares of the Portfolio should be made without first reading the applicable Prospectus of the Portfolio. Capitalized terms not defined herein are defined in the Prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectuses.

Asset-Backed Securities - The Portfolio may invest in asset-backed securities secured by assets including company receivables, truck and auto loans, leases and credit card receivables. The Portfolio may invest in other asset-backed securities that may be created in the future if the Adviser determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with collateralized mortgage obligations ("CMOs"). In addition, credit card receivables are unsecured obligations of the card holder.

Securities of Foreign Governments - The Portfolio may invest in U.S. dollar denominated obligations of foreign governments. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers.

Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Securities of Foreign Issuers - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

Certain United States Government agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Agencies of the United States Government which issue such obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA securities). Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

INVESTMENT LIMITATIONS

In addition to the limitations listed in the "Investment Limitations" section in the Prospectuses, the Portfolio may not:

1.  Acquire more than 5% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as disclosed in the fundamental policies described in the Prospectuses in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

7. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

8. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

9. Purchase or retain securities of an issuer if, to the knowledge of the Portfolio, an officer, trustee, partner or director of the Fund or any investment adviser of the Portfolio owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

10. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

11. Write puts, calls, options or combinations thereof or invest in warrants.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and AIG Capital Management Corp. (the "Adviser") have entered into an advisory agreement dated November 21, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Adviser was paid $548,035 and $1,023,856, respectively, and waived fees of $243,994 and $81,307, respectively, with respect to the Portfolio.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until November 21, 1997 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Administrator received a fee of $331,829 and $411,405, respectively from the Portfolio. The Administrator waived $13,365 of fees for the fiscal year ended October 31, 1996.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator.

SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement") which applies to both Class A and Class B shares of the Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor does not receive compensation for distribution of Class A shares of the Portfolio. Class B shares are subject to the terms of a distribution plan dated August 8, 1994 (the "Class B Plan").

Class B Plan

The Distribution Agreement and the Class B Plan adopted by the sole initial shareholder of the shares provide that the Class B shares of the Portfolio will pay the Distributor a fee of .35% of the average daily net assets of the Class B shares which the Distributor may use to compensate broker-dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class B Shareholders or their customers who beneficially own Class B shares. The Distributor has appointed AIG Equity Sales Corp. (the "Sub-Distributor"), a wholly-owned subsidiary of AIG and an affiliate of the Adviser, as sub-distributor and servicing agent with respect to the Class B shares of the Portfolio.

The Fund has adopted the Class B Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class B Plan must be approved annually by a majority of the Trustees of the Fund and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the

1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Class B Plan requires that quarterly written reports of amounts spent under the Class B Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class B shares of the Portfolio. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Qualified Trustees.

For the fiscal year ended October 31, 1996, the Distributor received from the Portfolio, pursuant to the Class B Plan, distribution fees in the amount of $397,438 with respect to the Class B shares. The entire amount of these fees was paid by the Distributor to the Sub-Distributor, as compensation for its services, in accordance with an agreement between the Distributor and the Sub-Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12//31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, A 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President, Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

----------------------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.

====================================================================================================================================


                                                                                                             Total
                                                                                                             Compensation From
                                                                                                             Registrant and Fund
                             Aggregate Compensation            Pension or Retirement      Estimated Annual   Complex  Paid to
                             From Registrant for the Fiscal    Benefits Accrued as        Benefits Upon      Trustees for the Fiscal
Name of Person, Position     Year Ended October 31, 1996       Part of Fund Expenses      Retirement         Year Ended October
                                                                                                             31, 1996
------------------------------------------------------------------------------------------------------------------------------------
John T. Cooney                        $9,859                            N/A                   N/A            $9,859 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
Frank E. Morris                       $10,006                           N/A                   N/A            $10,006 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
Robert Patterson                      $10,006                           N/A                   N/A            $10,006 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters                      $10,006                           N/A                   N/A            $10,006 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.                 $10,006                           N/A                   N/A            $10,006 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
William A. Doran, Esq.       $0                                         N/A                   N/A            $0 for
                                                                                                             services on 1 board
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $0                                         N/A                   N/A            $0 for
                                                                                                             services on 1 board
====================================================================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield and effective yield of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 7-day period. The yield is calculated by assuming that the income generated by the investment during that 7-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 7-day period ended October 31, 1996, the end of the Portfolio's most recent fiscal year, the current and effective yield for Class A shares of the Portfolio was 5.15% and 5.28%, respectively, and for Class B shares was 4.80% and 4.91%, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day when the New York Stock Exchange and Federal Reserve wire system are open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the Portfolio is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Portfolio is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the Portfolio and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Portfolio of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of the Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Portfolio will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculated such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated. If the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolio in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or lability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following:
(i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Certain securities purchased by the Portfolio are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Dividends to shareholders who are non-resident individuals or entities may be subject to a 31% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Portfolio generally would be eligible for the corporate dividend received deduction.

State Taxes

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal period ended October 31, 1996, the Portfolio directed no transactions to broker-dealers for research services.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Portfolio does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1996, the Portfolio held $19,901,000 of debt securities issued by Merrill Lynch, $4,971,000 of debt securities issued by J.P. Morgan and $19,000,000 of debt securities issued by Morgan Stanley & Co. Incorporated.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and different classes of shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares divided into different classes. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of each class of the Portfolio's shares.


Shareholder                             Number of Shares            %
-----------                             ----------------            -

CLASS A:
-------
AIG Life Insurance Investment           56,506,056.680            19.14%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002


Transatlantic Reinsurance Investment    53,318,475.060            18.06%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

AI Life Assurance Investment            29,886,231.930            10.12%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

AI Aviation Premium                     24,387,567.660             8.26%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY 10270-0002

CLASS B:
--------

NUF/Machine Deductible                  38,126,665.550            34.96%
Attn: AIG Treasury
70 Pine Street, 19th Floor
New York, NY 10270-0002

NUF of Pittsburgh/Reinsurance           12,937,114.600            11.86%
c/o AIG Treasury Group
70 Pine Street, 19th Floor
New York, NY 10270-0002

National Union Fire Insurance Co.        6,011,045.310             5.51%
of Pittsburgh PA as a Secured Party
Montgomery Ward & Co. Inc. as
Pledgor
844 N. Larrabee Street
Chicago, IL 60610

National Union Fire Insurance Co. of     5,969,296,820             5.47%
Pittsburgh PA as Secured Party
Leased Equipment Reinsurance Co. Inc. as
Pledgor
P.O. Box 152
Hamilton, Bermuda

The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Short-term obligations rated A by Standard & Poor's ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 + and 2, 1 to indicate the relative degree of safety. Issues rated A-1+ are those which possess extremely strong safety characteristics. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Short-term obligations issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.


The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Service, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest short-term obligations rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest short-term obligations rating assigned by Duff & Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. The designation A1 by IBCA, Inc. ("IBCA") indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                                FMC SELECT FUND

                                   A Fund of:
                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                              FIRST MANHATTAN CO.

This Statement of Additional Information is not a prospectus and relates only to the FMC Select Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund and should be read in conjunction with the Fund's prospectus dated February 28, 1997. The Prospectus for the Fund may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS

THE TRUST AND THE FUND....................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS......................................S-2
INVESTMENT LIMITATIONS....................................................S-5
THE ADVISER...............................................................S-7
THE ADMINISTRATOR.........................................................S-7
THE DISTRIBUTOR...........................................................S-8
TRUSTEES AND OFFICERS OF THE TRUST........................................S-8
COMPUTATION OF YIELD AND TOTAL RETURN....................................S-12
PURCHASE AND REDEMPTION OF SHARES........................................S-13
DETERMINATION OF NET ASSET VALUE.........................................S-13
TAXES....................................................................S-13
FUND TRANSACTIONS........................................................S-15
DESCRIPTION OF SHARES....................................................S-17
SHAREHOLDER LIABILITY....................................................S-17
LIMITATION OF TRUSTEES' LIABILITY........................................S-17
5% SHAREHOLDERS..........................................................S-18
EXPERTS..................................................................S-18
FINANCIAL STATEMENTS.....................................................S-18
APPENDIX................................................................. A-1

February 28, 1997

FMC-F-002-04

THE TRUST AND THE FUND

This Statement of Additional Information ("Statement") relates only to the FMC Select Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." No investment in shares of a fund should be made without first reading that fund's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

Mortgage Backed Securities

The Fund may invest in securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fund may invest in mortgage backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs typically are issued with a number of classes or series which have different maturities and which are retired using cash flow from underlying collateral according to a specified plan.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

The Fund only invests in investment grade fixed income securities; however, it may hold up to 5% of its total assets in convertible debt securities which are rated as low as Caa by Moody's or CCC by S&P. Such below investment grade instruments are high risk, high yield securities (known as "junk bonds") that involve greater risk of default or price declines than investment grade securities due to changes in the issuers' creditworthiness and the outlook for economic growth. The market for these securities may be thinner and less active causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security. For these reasons, it is the Fund's policy to use such ratings in conjunction with the Adviser's own independent, ongoing review of credit quality.

The Fund may invest in variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

The Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place at a future date. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets (cash, U.S. Government obligations, or liquid, high quality debt obligations) in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

The Fund may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the portfolio's usual expenses. See also "Investment Limitations."

INVESTMENT LIMITATIONS

The following policies are, except for policies 3, 6, 8 and 10, non-fundamental policies of the Fund. Non-fundamental polices may be changed or eliminated by the Trust's Board of Trustees without a vote of the Fund's shareholders. The term "majority of the outstanding shares" of the Fund or the Trust, respectively, means the vote of (i) 67% or more of the Fund's or the Trust's shares present at a meeting, if more than 50% of the outstanding shares of the Fund or the Trust are present or represented by proxy, or (ii) more than 50% of the Fund's or the Trust's outstanding shares, whichever is less.

The Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Borrowings from a bank require asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. All borrowings in excess of 5% of total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend its portfolio securities, and may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests or commodities provided that this shall not prevent the Fund from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, and real estate investment trusts which deal in real estate or interests therein, and provided further that this shall not prevent the Fund from investing in commodities contracts relating to financial instruments.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and may sell securities short "against the box."

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Invest its assets in securities of any investment company, except as permitted by the Investment Company Act of 1940 or pursuant to an order of exemption therefrom.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

12. Invest in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days, at approximately the value at which the Fund has valued the instrument. Illiquid securities include repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.



The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security as to each limitation except number 3.

THE ADVISER

The Trust and First Manhattan Co. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Adviser was paid $90,353 and $268,433, respectively, and for fiscal period ended October 31, 1995 reimbursed fees of $53,582 and for fiscal year ended October 31, 1996 waived fees of $38,766.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the

Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party. For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Administrator received fees of $36,370 and $81,018, respectively, for the Fund.

The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of the Fund.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each may have held other positions with the named companies during that period. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc.,

First American Investment Funds, Inc., First American Strategy Funds, Inc, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer

(Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.



STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).
----------------------------------------

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       Total
                                                                                                       Compensation From
                             Aggregate Compensation       Pension or               Estimated           Registrant and Trust
                             From Registrant for the      Retirement Benefits      Annual Benefits     Complex* Paid to
                             Fiscal Year Ended            Accrued as Part of       Upon                Trustees for the
Name of Person, Position     October 31, 1996             Trust Expenses           Retirement          Fiscal Year Ended
                                                                                                       October 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
John T. Cooney                     $9,859                      N/A                     N/A              $9,859 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
Frank E. Morris                    $10,006                     N/A                     N/A              $10,006 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
Robert Patterson                   $10,006                     N/A                     N/A              $10,006 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters                   $10,006                     N/A                     N/A              $10,006 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
James M. Storey, Esq.              $10,006                     N/A                     N/A              $10,006 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
William M. Doran, Esq.       $0                                N/A                     N/A              $0 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher             $0                                N/A                     N/A              $0 for
                                                                                                        services on 1 board
-----------------------------------------------------------------------------------------------------------------------------

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise its yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the

Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2 [((a-b)/cd + 1)/6/ - 1)] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 1996, the yield for the Fund was 1.00%.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

For the fiscal year ended October 31, 1996 and for the period from May 8, 1995 (commencement of operations) through October 31, 1996, the total return for the Fund was 23.99% and 23.74% (annualized) respectively. The cumulative total return for the Fund from May 8, 1995 through October 31, 1996 was 37.13%.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on any Business Day. Shares of the Fund are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind, readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the

SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator uses an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on December 31st of that year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FUND TRANSACTIONS

The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Fund may invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Fixed income securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fixed income portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that the Fund will execute all or substantially all of the Fund's brokerage or other agency transactions through the Adviser, and may execute agency transactions through the Distributor, for a commission in conformity with the Investment Company Act of 1940, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Adviser and the Distributor are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange. These rules further require that commissions paid to the Adviser or the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Adviser and the Distributor and will review these procedures periodically. For the fiscal year ended October 31, 1996, the Fund paid no brokerage commissions to the Distributor. For the fiscal period ended October 31, 1996, all securities transactions for the Fund were directed to the Adviser. For the fiscal year ended October 31, 1996 and for the fiscal period ended October 31, 1995, the Fund paid $56,991 and $48,428, respectively, in commissions to the Adviser.

For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the portfolio turnover rate for the Fund was 1.87% and 24.39%, respectively.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 19, 1997, the First Manhattan Co. Thrift Plan and Trust, the participants in which are the partners and employees of the Adviser, held approximately 36% of the shares of the Fund.


EXPERTS

The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

Commercial paper rated A-1 by S&P is regarded by S&P as having the greatest capacity for timely payment. Ratings are further refined by the use of a plus sign to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1 reflect a "strong" degree of safety regarding timely payment.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of "superior" quality on the basis of relative repayment capacity.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by S&P and Moody's, respectively.

Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualifies as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B rating.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds rated Baa by Moody's are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

PART C:  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits:

(a)           Financial Statements


              Part A: Financial Highlights
              Part B: The following audited financial statements for Oak Funds as of October 31, 1996 and the report of the independent auditors, Arthur Andersen, LLP dated December 6, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on December 30, 1996 with Accession Number 0000935069-96-000170.
                             Schedule of Investments
                             Statement of Assets & Liabilities
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Financial Highlights
                             Notes to Financial Statements
                      The following audited financial statements for Clover Capital Funds as of October 31, 1996 and the report of the independent auditors, Arthur Andersen, LLP dated December 6, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on December 30, 1996 with Accession Number 0000935069-96-000170.
                             Schedule of Investments
                             Statement of Assets & Liabilities
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Financial Highlights
                             Notes to Financial Statements
                      The following audited financial statements for FMC
                      Select Fund as of October 31, 1996 and the report of the independent auditors, Arthur Andersen, LLP dated December 6, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on December 30, 1996 with Accession Number 0000935069-96-000170.
                             Schedule of Investments
                             Statement of Assets & Liabilities
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Financial Highlights

                             Notes to Financial Statements

                      The following audited financial statements for HGK Fund as of October 31, 1996 and the report of the independent auditors, Arthur Andersen, LLP dated December 6, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on December 30, 1996 with Accession Number 0000935069-96-000170.
                             Schedule of Investments
                             Statement of Assets & Liabilities
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Financial Highlights
                             Notes to Financial Statements
                      The following audited financial statements for AIG Money Market Fund as of October 31, 1996 and the report of the independent auditors, Arthur Andersen, LLP dated December 6, 1996 are incorporated by reference in to the Statement of Additional Information from Form N-30D filed on December 30, 1996 with Accession Number 0000935069-96-000170.
                             Schedule of Investments
                             Statement of Assets & Liabilities
                             Statement of Operations
                             Statement of Changes in Net Assets
                             Financial Highlights
                             Notes to Financial Statements


(b)           Additional Exhibits

(1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(1)(a) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(1)(b) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997 is filed herewith.
(2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

(2)(a) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 12, 1996.
(3)           Not Applicable.
(4)           Not Applicable.
(5)(a) Investment Advisory Agreement between Registrant and Clover Capital Management, Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 24, filed on February 28, 1996.
(5)(b) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(c) Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1992 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(d) Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(e) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

(5)(f) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is filed herewith.

(5)(g) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(h) Form of Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.
(5)(i) Form of Investment Advisory Agreement between Registrant and Trust for Community Banks, L.P. with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(5)(j) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Duff & Phelps Investment Management Co. with respect to the Extended Liquidity Portfolio and Short Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 1996.

(5)(k) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and State Street Research & Management Company with respect to the Short Duration Portfolio and Intermediate Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(5)(l) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Weiss, Peck & Greer, L.L.C. with respect to the Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Intermediate Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(5)(m) Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P. and Western Asset Management with respect to the Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(6) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(7)           Not Applicable.

(8)           Custodian Agreement between Registrant and CoreStates Bank N.A.
              originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is filed herewith.
(9) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(9)(a) Form of Schedule to Amended and Restated Administration Agreement adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.
(9)(b) Form of Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.

(9)(c) Form of Schedule to Amended and Restated Administration Agreement adding the Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(9)(d) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is filed herewith.
(9)(e) Schedule to the Amended and Restated Administration Agreement dated February 13, 1996 to the Administration Agreement November 14, 1991 as Amended and Restated May 17, 1994 with respect to the Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund and Clover Capital Small Cap Value Fund is filed herewith.
(9)(f) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is filed herewith.
(10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
(11)          Consent of Independent Public Accountants is filed herewith.
(12)          Not Applicable.
(13)          Not Applicable.
(14)          Not Applicable.

(15) Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File
            No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(16) Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.

(17)        Financial Data Schedules are filed herewith.
(18) Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
(24)        Powers of Attorney are filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant

     See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Financial Management Corporation a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.


Item 26. Number of Holders of Securities as of February 1, 1997:

                                                         Number of
         Title of Class                                  Record Holders
         --------------                                  --------------

         Units of beneficial interest, without
         par value-

         Clover Capital Fixed Income Fund                346
         Clover Capital Equity Value Fund                1,859
         Clover Capital Small Cap Value Fund             246
         White Oak Growth Stock Fund                     1,906
         Pin Oak Aggressive Stock Fund                   829
         HGK Fixed Income Fund                           154
         AIG Money Market Fund Class A                   210
         AIG Money Market Fund Class B                   85
         FMC Select Fund                                 17

         CRA Realty Shares Portfolio                     28
         Extended Liquidity Portfolio                     0
         Short Duration Portfolio                         0
         Intermediate Duration Portfolio                  0

Item 27.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Clover Capital Management, Inc.
-------------------------------
Clover Capital Management, Inc. is the investment adviser for the Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

The list required by this Item 28 of general partners of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801- 27041).

Oak Associates
--------------
Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

HGK Asset Management, Inc.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

AIG Capital Management Corp.
----------------------------
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801- 47192).

First Manhattan Co.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

CRA Real Estate Securities L.P.
-------------------------------
CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

The list required by this Item 28 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

Trust for Community Banks, L.P.
-------------------------------
Trust for Community Banks, L.P. is the investment adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Term Portfolio. The principal address of Trust for Community Banks, L.P. is 800 Laurel Oak Drive, Suite 200, Naples, FL 34108.

Name and Position with                                                               Connection with Other
Investment Advisor                         Name of Other Company                     Company
------------------                         ---------------------                     -------
L. Edward Baker, principal of              Summit Investment Advisors,               Majority Shareholder
General Partner                            Inc.

James F. Nolan, principal of               --                                        --
General Partner

Duff & Phelps Investment Management Co.
---------------------------------------
Duff & Phelps Investment Management Co. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio and Pinnacle Short Duration Portfolio. The principal address of Duff & Phelps Investment Management Co. is 55 East Monroe, Chicago, IL 60603.

The list required by this Item 28 of general partners of Duff & Phelps Investment Management Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Duff & Phelps Investment Management Co. under the Advisers Act of 1940 (SEC File No. 801- 14813).

State Street Research & Management Company
------------------------------------------
State Street Research & Management Company is the investment sub-adviser for the Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of State Street Research & Management Company is One Financial Center, Boston, MA 02111.

The list required by this Item 28 of general partners of State Street Research & Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by State Street Research & Management Company under the Advisers Act of 1940 (SEC File No. 801- 18538).

Weiss, Peck & Greer, L.L.C.
---------------------------
Weiss, Peck & Greer, L.L.C. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Weiss, Peck & Greer, L.L.C. is One New York Plaza, New York, NY 10004.

The list required by this Item 28 of general partners of Weiss, Peck & Greer, L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Weiss, Peck & Greer under the Advisers Act of 1940 (SEC File No. 801-6604).

Western Asset Management
------------------------
Western Asset Management is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Western Asset Management is 117 E. Colorado Blvd., Pasadena, CA 91105.

The list required by this Item 28 of general partners of Western Asset Management, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Western Asset Management under the Advisers Act of 1940 (SEC File No. 801-08162).

Item 29.  Principal Underwriters:

Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Daily Income Trust                          July 15, 1982
SEI Liquid Asset Trust                          November 29, 1982
SEI Tax Exempt Trust                            December 3, 1982
SEI Index Funds                                 July 10, 1985
SEI Institutional Managed Trust                 January 22, 1987
SEI International Trust                         August 30, 1988
Stepstone Funds                                 January 30, 1991
The Pillar Funds                                February 28, 1992
CUFUND                                          May 1, 1992
STI Classic Funds                               May 29, 1992
CoreFunds, Inc.                                 October 30, 1992
First American Funds, Inc.                      November 1, 1992
First American Investment Funds, Inc.           November 1, 1992
The Arbor Fund                                  January 28, 1993
1784 Funds(R)                                   June 1, 1993
The PBHG Funds, Inc.                            July 16,1993
Marquis Funds(R)                                August 17, 1993
Morgan Grenfell Investment Trust                January 3, 1994
The Achievement Funds Trust                     December 27, 1994
Bishop Street Funds                             January 27, 1995
CrestFunds, Inc.                                March 1, 1995
STI Classic Variable Trust                      August 18, 1995

ARK Funds                                       November 1, 1995
Monitor Funds                                   January 11, 1996
FMB Funds, Inc.                                 March 1, 1996
SEI Asset Allocation Trust                      April 1, 1996
Turner Funds                                    April 30, 1996
SEI Institutional Investments Trust             June 14, 1996
First American Strategy Funds, Inc.             October 1, 1996

High Mark Funds                                 February 15, 1997

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, Wayne, PA 19456.

                           Position and Office                                                   Positions and Offices
Name                       with Underwriter                                                      with Registrant
----                       ----------------                                                      ---------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                                   --
Henry H. Greer             Director, President & Chief Operating Officer                                  --
Carmen V. Romeo            Director, Executive Vice President & Treasurer                                 --
Gilbert L. Beebower        Executive Vice President                                                       --
Richard B. Lieb            Executive Vice President, President-Investment Services Division               --
Leo J. Dolan, Jr.          Senior Vice President                                                          --
Carl A. Guarino            Senior Vice President                                                          --
Jerome Hickey              Senior Vice President                                                          --
Larry Hutchison            Senior Vice President                                                          --
Steven Kramer              Senior Vice President                                                          --
David G. Lee               Senior Vice President                                                 President & Chief Executive Officer
William Madden             Senior Vice President                                                          --
Jack May                   Senior Vice President                                                          --
A. Keith McDowell          Senior Vice President                                                          --
Dennis J. McGonigle        Senior Vice President                                                          --
Hartland J. McKeown        Senior Vice President                                                          --
Barbara J. Moore           Senior Vice President                                                          --
James V. Morris            Senior Vice President                                                          --
Steven Onofrio             Senior Vice President                                                          --
Kevin P. Robins            Senior Vice President, General Counsel &                              Vice President, Assistant Secretary
                             Secretary
Robert Wagner              Senior Vice President                                                          --
Patrick K. Walsh           Senior Vice President                                                          --
Kenneth Zimmer             Senior Vice President                                                          --
Robert Aller               Vice President                                                                 --
Marc H. Cahn               Vice President & Assistant Secretary                                  Vice President, Assistant Secretary
Gordon W. Carpenter        Vice President                                                                 --
Todd Cipperman             Vice President & Assistant Secretary                                  Vice President, Assistant Secretary
Robert Crudup              Vice President & Managing Director                                             --

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------
Ed Daly                    Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Mick Duncan                Vice President and Team Leader                                        --
Vic Galef                  Vice President & Managing Director                                    --
Kathy Heilig               Vice President                                                        --
Michael Kantor             Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
Donald H. Korytowski       Vice President                                                        --
John Krzeminski            Vice President & Managing Director                                    --
Robert S. Ludwig           Vice President and Team Leader                                        --
Vicki Malloy               Vice President and Team Leader                                        --
Carolyn McLaurin           Vice President & Managing Director                                    --
W. Kelso Morrill           Vice President                                                        --
Barbara A. Nugent          Vice President & Assistant Secretary                         Vice President, Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary                         Vice President, Assistant Secretary
Donald Pepin               Vice President & Managing Director                                    --
Larry Pokora               Vice President                                                        --
Kim Rainey                 Vice President                                                        --
Paul Sachs                 Vice President                                                        --
Mark Samuels               Vice President & Managing Director                                    --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President & Assistant Secretary                         Vice President, Assistant Secretary
Wayne M. Withrow           Vice President & Managing Director                                    --
William Zawaski            Vice President                                                        --
James Dougherty            Director of Brokerage Services                                        --

Item 30.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

                  CoreStates Bank, N.A.
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, PA 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Fund Resources
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
         (f), the required books and records are maintained at the offices of the Registrant's Advisors:

                  Clover Capital Management
                  11 Tobey Village Office Park
                  Pittsford, NY  14534

                  Oak Associates
                  3875 Embassy Parkway
                  Suite 250
                  Akron, OH 44333-8334

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Capital Management Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  CRA Real Estate Securities L.P.
                  Suite 205
                  259 Radnor-Chester Road
                  Radnor, PA 19087

                  Trust for Community Banks, L.P.
                  800 Laurel Oak Drive, Suite 200
                  Naples, FL 34108

                  Duff & Phelps Investment Management Co.
                  55 East Monroe

                  Chicago, IL 60603

                  State Street Research & Management Company
                  One Financial Center
                  Boston, MA 02111

                  Weiss, Peck & Greer, L.L.C.
                  One New York Plaza
                  New York, NY 10004

                  Western Asset Management
                  117 E. Colorado Blvd.
                  Pasadena, CA 91105

Item 31.  Management Services: None.

Item 32.  Undertakings:

          Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Portfolio which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 27.

          Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the CRA Realty Shares Portfolio which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 26.

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

          Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                    NOTICE

          A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment no. 28 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of February, 1997.

                                        THE ADVISORS' INNER CIRCLE FUND

                                        By: /s/ David G. Lee
                                           ---------------------------
                                           David G. Lee, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

     *                          Trustee                    February 26, 1997
--------------------------
John Cooney

     *                          Trustee                    February 26, 1997
--------------------------
William M. Doran

     *                          Trustee                    February 26, 1997
--------------------------
Frank E. Morris

     *                          Trustee                    February 26, 1997
--------------------------
Robert A. Nesher

     *                          Trustee                    February 26, 1997
--------------------------
Robert A. Patterson

     *                          Trustee                    February 26, 1997
--------------------------
Eugene Peters

     *                          Trustee                    February 26, 1997
--------------------------
James M. Storey

 /s/ David G. Lee               President &                February 26, 1997
--------------------------      Chief Executive Officer
David G. Lee

 /s/ Stephen G. Meyer           Controller &               February 26, 1997
--------------------------      Chief Financial Officer
Stephen G. Meyer


*By: /s/ David G. Lee
    ----------------------
     David G. Lee
     Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No. and Description
---------------------------

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B1(a)       Registrant's Amendment to the Agreement and Declaration of
                  Trust dated December 2, 1996 is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.B1(b)       Registrant's Amendment to the Agreement and Declaration of
                  Trust dated February 18, 1997 is filed herewith.

EX-99.B2 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B2(a)       Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-
                  42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.B3          Not Applicable.

EX-99.B4          Not Applicable.

EX-99.B5(a)       Investment Advisory Agreement between Registrant and
                  Clover Capital Management, Inc. with respect to Clover
                  Capital Equity Value Fund and Clover Capital Fixed Income
                  Fund dated November 14, 1991 as originally filed with Pre-
                  Effective Amendment No. 1 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective
                  Amendment No. 24, filed on February 28, 1996.

EX-99.B5(b)       Investment Advisory Agreement between Registrant and
                  Turner Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap
                  Fund and as revised with respect to Turner Growth Equity
                  Fund dated February 21, 1992 as originally filed with Post-

Exhibit No. and Description
---------------------------

                  Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B5(c)       Investment Advisory Agreement between Registrant and Oak
                  Associates with respect to White Oak Growth Stock Fund and
                  Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange
                  Commission on May 22, 1992 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B5(d)       Investment Advisory Agreement between Registrant and
                  Aronson+Fogler with respect to A+F Large-Cap Fund dated
                  October 15, 1993 as originally filed with Post-Effective
                  Amendment No. 11 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B5(e)       Investment Advisory Agreement between Registrant and HGK
                  Asset Management, Inc. with respect to HGK Fixed Income
                  Fund dated August 15, 1994 as originally filed with Post-
                  Effective Amendment No. 15 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective
                  Amendment No. 24 filed on February 28, 1996.


EX-99.B5(f)       Investment Advisory Agreement between Registrant and AIG
                  Capital Management Corp. with respect to AIG Money
                  Market Fund is incorporated herein by reference to Post-
                  Effective Amendment No. 17 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on September 19, 1994 is filed herewith.

EX-99.B5(g)       Investment Advisory Agreement Between Registrant and First
                  Manhattan Co. with respect to FMC Select Fund dated May 3,
                  1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange

Exhibit No. and Description
---------------------------

                  Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B5(h)       Form of Investment Advisory Agreement between Registrant
                  and CRA Real Estate Securities L.P. with respect to the CRA
                  Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 15, 1996.

EX-99.B5(i)       Form of Investment Advisory Agreement between Registrant and
                  Trust for Community Banks, L.P. with respect to the Extended
                  Liquidity Portfolio, Short Duration Portfolio and Intermediate
                  Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 13, 1996.

EX-99.B5(j)       Form of Investment Sub-Advisory Agreement between Trust for
                  Community Banks, L.P. and Duff & Phelps Investment Management
                  Co. with respect to the Extended Liquidity Portfolio and Short
                  Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 13, 1996.

EX-99.B5(k)       Form of Investment Sub-Advisory Agreement between Trust
                  for Community Banks, L.P. and State Street Research &
                  Management Company with respect to the Pinnacle Short
                  Duration Portfolio and Pinnacle Intermediate Duration
                  Portfolio is incorporated herein by reference to Post-
                  Effective Amendment No. 27 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 13, 1996.

EX-99.B5(l)       Form of Investment Sub-Advisory Agreement between Trust
                  for Community Banks, L.P. and Weiss, Peck & Greer, L.L.C., with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate
                  Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 13, 1996.

Exhibit No. and Description
---------------------------

EX-99.B5(m)       Form of Investment Sub-Advisory Agreement between Trust
                  for Community Banks, L.P. and Western Asset Management with respect to the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate
                  Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 13,  1996.

EX-99.B5(n)       Form of Investment Advisory Agreement between Registrant
                  and Kleinwort Benson Investment Management Americas Inc.
                  with respect to the Kleinwort Benson Emerging Markets Fund is filed herewith.

EX-99.B6 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August
                  8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B7          Not Applicable.

EX-99.B8          Custodian Agreement between Registrant and CoreStates
                  Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is filed herewith.

EX-99.B9 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston
                  Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund,
                  Morgan Grenfell Municipal Bond Fund and HGK Fixed
                  Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective
                  Amendment No. 24 filed on February 28, 1996.

Exhibit No. and Description
---------------------------

EX-99.B9(a)       Form of Schedule to Amended and Restated Administration
                  Agreement adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment
                  No. 26 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange
                  Commission on October 15, 1996.

EX-99.B9(b)       Form of Shareholder Service Plan and Agreement for the Class A
                  Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on October 15, 1996.

EX-99.B9(c)       Form of Schedule to Amended and Restated Administration
                  Agreement adding the Extended Liquidity Portfolio, Short
                  Duration Portfolio and Intermediate Duration Portfolio is incorporated herein by reference to Post-Effective Amendment
                  No. 27 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange
                  Commission on December 13, 1996.

EX-99.9(d)        Schedule to Amended and Restated Administration Agreement
                  dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is filed herewith.


EX-99.B9(e)       Schedule to the Amended and Restated Administration Agreement
                  dated February 13, 1996 to the Administration Agreement
                  November 14, 1991 as Amended and Restated May 17, 1994 with respect to the Clover Capital Equity Value Fund, Clover
                  Capital Fixed Income Fund and Clover Capital Small Cap Value
                  Fund is filed herewith.

EX-99B9(f)        Consent to Assignment and Assumption of Administration
                  Agreement dated June 1, 1996 is filed herewith.

EX-99.B10         Opinion and Consent of Counsel is incorporated herein by
                  reference to Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

EX-99.B11         Consent of Independent Public Accountants is filed herewith.

EX-99.B12         Not Applicable.

EX-99.B13         Not Applicable.

EX-99.B14         Not Applicable.

EX-99.B15         Distribution Plan for The Advisors' Inner Circle Fund as
                  originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.

Exhibit No. and Description
---------------------------

                  33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.B16         Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.

EX-99.B18         Rule 18f-3 Plan is incorporated herein to exhibit (15)(a)
                  which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.

EX-99.B24         Powers of Attorney are filed herewith.

EX-27.1 Financial Data Schedule for Clover Capital Small Cap Value Fund is filed herewith.

EX-27.2 Financial Data Schedule for Clover Capital Fixed Income Fund is filed herewith.

EX-27.3 Financial Data Schedule for Clover Capital Equity Value Fund is filed herewith.

EX-27.4 Financial Data Schedule for White Oak Growth Stock Fund is filed herewith.

EX-27.5 Financial Data Schedule for Pin Oak Aggressive Stock Fund is filed herewith.

EX-27.6 Financial Data Schedule for HGK Fixed Income Fund is filed herewith.

EX-27.7 Financial Data Schedule for AIG Money Market Fund Class A is filed herewith.

EX-27.8 Financial Data Schedule for AIG Money Market Fund Class B is filed herewith.

EX-27.9           Financial Data Schedule for FMC Select Fund is filed herewith.